Filed with the U.S. Securities and Exchange Commission on January 27, 2017
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 750	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 752	☒
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609
Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103
It is proposed that this filing will become effective
[ ]	immediately upon filing pursuant to paragraph (b)
[X ]	on January 28, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 750 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of adding the audited financial statements and certain related financial information for the fiscal year ended September 30, 2016, for the Trust’s series:  Shenkman Short Duration High Income Fund and Shenkman Floating Rate High Income Fund.

SHENKMAN FUNDS Discipline Drives Performance®
Prospectus January 28, 2017	SHENKMAN FLOATING RATE HIGH INCOME FUND SHENKMAN SHORT DURATION HIGH INCOME FUND
Each a series of Advisors Series Trust (the “Trust”)
	Shenkman Floating Rate High Income Fund	Class A (SFHAX)	Class C (SFHCX)	Class F (SFHFX)	Institutional Class (SFHIX)

	Shenkman Short Duration High Income Fund	Class A (SCFAX)	Class C (SCFCX)	Class F (SCFFX)	Institutional Class (SCFIX)

c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

Shenkman Floating Rate High Income Fund (the “Floating Rate Fund” or “Fund”)

Investment Objective
The Floating Rate Fund seeks to generate a high level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Floating Rate Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 27 of the Fund’s Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 41 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)		Class A		Class C		Class F		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)		None		1.00%		None		None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)		1.00%		1.00%		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.50%		0.50%		0.50%		0.50%
Distribution and Service (Rule 12b-1) Fees		0.25%		1.00%		None		None
Other Expenses (includes Shareholder Servicing Plan Fee)		0.32%(1)		0.32% (1)		0.32% (1)		0.22%
Shareholder Servicing Plan Fee	0.10%		0.10%		0.10%		None
Total Annual Fund Operating Expenses(2)		1.07%		1.82%		0.82%		0.72%
Less: Fee Waiver(3)		-0.17%		-0.17%		-0.17%		-0.17%
Total Annual Fund Operating Expenses After Fee Waiver		0.90%		1.65%		0.65%		0.55%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

(3)
Shenkman Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Floating Rate Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 0.89%, 1.64%, 0.64% and 0.54% of average daily net assets of the Fund’s Class A, Class C, Class F and Institutional Class shares, respectively (the “Expense Caps”). The Expense Caps will remain in effect through at least January 27, 2018, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

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Example
This Example is intended to help you compare the cost of investing in the Floating Rate Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (if you redeem your shares at the end of the period)	$389	$614	$856	$1,552
Class C (if you redeem your shares at the end of the period)	$268	$556	$969	$2,123
Class F (if you redeem your shares at the end of the period)	$66	$245	$438	$998
Institutional Class (if you redeem your shares at the end of the period)	$56	$213	$384	$879

Class A (if you do not redeem your shares at the end of the period)	$389	$614	$856	$1,552
Class C (if you do not redeem your shares at the end of the period)	$168	$556	$969	$2,123
Class F (if you do not redeem your shares at the end of the period)	$66	$245	$438	$998
Institutional Class (if you do not redeem your shares at the end of the period)	$56	$213	$384	$879

Portfolio Turnover
The Floating Rate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies of the Floating Rate Fund
Under normal market conditions, the Floating Rate Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of senior secured and unsecured floating rate bank loans and other floating rate securities.  The Fund seeks to provide a high level of current income through comprehensive fundamental analysis and compounding interest income.  The Fund also seeks to preserve capital by avoiding defaults and minimizing both interest rate volatility and credit risk.

The loans and securities in which the Floating Rate Fund invests include bank loans (i.e., loan assignments and participations) to corporate borrowers, traditional corporate bonds, notes, debentures, zero-coupon bonds, collateralized loan obligations (“CLOs”) and other corporate debt securities, and obligations of the U.S. Government and government-sponsored entities.  The Fund may invest in corporate fixed-income securities and loans of any maturity or credit quality.  The Fund may invest without limit in loans, bonds or other debt obligations rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s (“S&P”) Ratings Services (i.e., “junk” bonds and loans), and may also invest without limit in Rule 144A and restricted fixed-income securities.  The Fund generally invests in high yield instruments rated Caa3 or better by Moody’s or CCC or better by S&P, but retains the discretion to invest in even lower-rated instruments.

The Floating Rate Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest up to 20% of its total assets in initial public offerings (“IPOs”) and other unseasoned companies.  Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, up to 15% of its total assets in other investment companies, including mutual funds and exchange-traded funds (“ETFs”), up to 10% of its total assets in preferred stocks, and up to 10% of its total assets in when-issued securities.
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The Floating Rate Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Floating Rate Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of instruments in which the Fund invests.  These risks include:

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Bank Loan Risk. The Floating Rate Fund’s investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

•
Collateralized Loan Obligation Risk. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Floating Rate Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

•
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•	Credit Risk. The issuers of the bonds and other debt instruments held by the Floating Rate Fund may not be able to make interest or principal payments.
•
Foreign Securities Risk. Investments in foreign instruments involve certain risks not associated with investments in U.S. companies. Foreign instruments in the Floating Rate Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

•
High Yield Risk. High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”) typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Table of Contents - Prospectus

•
Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Floating Rate Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Initial Public Offering (“IPO”) and Unseasoned Company Risk. The Floating Rate Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

•
Interest Rate Risk. Fixed income securities may decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Investment Risk. The Floating Rate Fund is not a complete investment program and you may lose money by investing in the Fund. The Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

•
Investment Company Risk. When the Floating Rate Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Fund at quoted market prices. The Floating Rate Fund’s investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

•	Management Risk. The Floating Rate Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies may not work to produce the desired results.
•
Market Risk. The prices of some or all of the instruments in which the Floating Rate Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

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•
Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Floating Rate Fund to sell these bonds.

•
U.S. Government Obligations Risk. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk. If a government-sponsored entity is unable to meet its obligation, the performance of the Floating Rate Fund may be adversely impacted.

•
When-Issued Instruments Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the instruments’ delivery takes place, additionally failure of a party to a transaction to consummate the trade may result in a loss to the Floating Rate Fund or missing an opportunity to obtain a price considered advantageous.

•
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

•
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

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Performance
The following information provides some indication of the risks of investing in the Floating Rate Fund.  The bar chart shows the annual total returns of the Fund’s Institutional Class from year to year.  The table shows how the average annual returns for the 1-year and since inception periods for the Fund’s Institutional Class compare with those of broad measures of market performance and a more narrowly based index.  The Fund’s Class A, C, and F shares did not commence operations prior to the date of this Prospectus, therefore the following information shows the performance for the Institutional Class only.  The performance for the Class A, C, and F shares would differ only to extent that the Class A, C, and F shares have different expenses than the Institutional Class shares, such as sales charges.  If sales charges were included, the returns would be lower than those shown in the bar chart.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1-855-SHENKMAN (1-855-743-6562).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Floating Rate Fund’s highest return for a calendar quarter was 2.64% (quarter ended September 30, 2016) and the Fund’s lowest return for a calendar quarter was -1.88% (quarter ended December 31, 2015).

Average Annual Total Returns (for the periods ended December 31, 2016)	1 Year	Since Inception (10/15/2014)
Institutional Class
Return Before Taxes	8.86%	3.33%
Return After Taxes on Distributions	6.84%	1.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.97%	1.66%
S&P/LSTA B- & Above Average Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	8.81%	4.19%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	10.17%	4.02%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  Shenkman Capital Management, Inc. is the Floating Rate Fund’s investment advisor.

Portfolio Managers.  Mark R. Shenkman, Justin W. Slatky, David H. Lerner, and Jeffrey Gallo are the co-portfolio managers primarily responsible for the day-to-day management of the Floating Rate Fund.  Mr. Shenkman is President and Co-Chief Investment Officer of the Advisor and has managed the Fund since its inception in October 2014.  Mr. Slatky is Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of the Advisor and has been a Portfolio Manager of the Fund since July 2016.  Mr. Lerner is Senior Vice President and Senior Portfolio Manager of the Advisor and has managed the Fund since its inception.  Mr. Gallo is Senior Vice President, Credit Analyst and Portfolio Manager and has managed the Fund since September 2015.
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Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Floating Rate Fund shares on any business day by written request via mail (Shenkman Floating Rate High Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-SHENKMAN (1-855-743-6562), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A, Class C and Class F
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Institutional Class
All Accounts	$1 million	$100,000

Tax Information
The Floating Rate Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Floating Rate Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY SECTION

Shenkman Short Duration High Income Fund (the “Short Duration Fund” or “Fund”)

Investment Objective
The Short Duration Fund seeks to generate a high level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Duration Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 27 of the Fund’s Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 41 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)		Class A		Class C		Class F		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)		None		1.00%		None		None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)		1.00%		1.00%		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.55%		0.55%		0.55%		0.55%
Distribution and Service (Rule 12b-1) Fees		0.25%		1.00%		None		None
Other Expenses (includes Shareholder Servicing Plan Fee)		0.45%		0.45%		0.44%		0.34%
Shareholder Servicing Plan Fee	0.10%		0.10%		0.10%		None
Total Annual Fund Operating Expenses(1)		1.25%		2.00%		0.99%		0.89%
Less: Fee Waiver(2)		-0.24%		-0.24%		-0.23%		-0.23%
Total Annual Fund Operating Expenses After Fee Waiver		1.01%		1.76%		0.76%		0.66%

(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Short Duration Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

(2)
Shenkman Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Short Duration Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.00%, 1.75%, 0.75% and 0.65% of average daily net assets of the Fund’s Class A, Class C, Class F and Institutional Class shares, respectively (the “Expense Caps”). The Expense Caps will remain in effect through at least January 27, 2018, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

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Example
This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (if you redeem your shares at the end of the period)	$400	$662	$943	$1,745
Class C (if you redeem your shares at the end of the period)	$279	$604	$1,056	$2,308
Class F (if you redeem your shares at the end of the period)	$78	$292	$525	$1,192
Institutional Class (if you redeem your shares at the end of the period)	$67	$261	$471	$1,075

Class A (if you do not redeem your shares at the end of the period)	$400	$662	$943	$1,745
Class C (if you do not redeem your shares at the end of the period)	$179	$604	$1,056	$2,308
Class F (if you do not redeem your shares at the end of the period)	$78	$292	$525	$1,192
Institutional Class (if you do not redeem your shares at the end of the period)	$67	$261	$471	$1,075

Portfolio Turnover
The Short Duration Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies of the Short Duration Fund
Under normal market conditions, the Short Duration Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and loans issued by companies that are rated below investment grade (i.e., “junk” bonds and loans). The Fund considers below investment grade instruments to include instruments with ratings lower than BBB- by Standard & Poor’s (“S&P”) Ratings Services or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or that are not rated or considered by the Advisor to be equivalent to high yield instruments. The Fund generally invests in high yield instruments rated CCC or better by S&P or Moody’s, but retains the discretion to invest in even lower rated instruments.

The fixed income securities and loans in which the Short Duration Fund expects to invest include traditional corporate bonds, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates. The Fund typically focuses on instruments that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase). Duration is a measure of a debt instrument’s price sensitivity to yield. Higher duration indicates debt instruments that are more sensitive to interest rate changes. Bonds with shorter duration are typically less sensitive to interest rate changes. Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.

The Short Duration Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed-income securities. Additionally, the Fund may invest up to 15% of its total assets in interest rate swaps for hedging purposes, up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. In order to purchase investments, the Fund may create leverage by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan.
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The Short Duration Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Short Duration Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of instruments in which the Fund invests. These risks include:

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General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

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Bank Loan Risk. The Short Duration Fund’s investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers the Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged for payment of principal and interest. When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

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Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

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Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

●	Credit Risk. The issuers of the bonds and other debt securities held by the Short Duration Fund may not be able to make interest or principal payments.

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Derivatives Risk. The Short Duration Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

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Foreign Securities Risk. Investments in foreign instruments involve certain risks not associated with investments in U.S. companies. Foreign instruments in the Short Duration Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

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High Yield Risk. High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”) typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

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Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Short Duration Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

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Interest Rate Risk. Fixed income securities may decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

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Investment Risk. The Short Duration Fund is not a complete investment program and you may lose money by investing in the Fund. The Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

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Leverage Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Short Duration Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

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Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Fund at quoted market prices. The Short Duration Fund’s investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

●	Management Risk. The Short Duration Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results.

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Market Risk. The prices of some or all of the instruments in which the Short Duration Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

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Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

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Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Short Duration Fund to sell these bonds.

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U.S. Government Obligations Risk. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk. If a government-sponsored entity is unable to meet its obligation, the performance of the Short Duration Fund may be adversely impacted.

Performance
The following information provides some indication of the risks of investing in the Short Duration Fund. The bar chart shows the annual total returns of the Fund’s Institutional Class shares from year to year and does not reflect the sales charges applicable to Class A and Class C. If sales charges were included, the returns would be lower than those shown in the bar chart. The table shows how the Fund’s Institutional Class, Class A (reflecting the sales charges), Class C (reflecting the sales charges) and Class F average annual returns for one year and since inception compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1-855-SHENKMAN (1-855-743-6562).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Short Duration Fund’s highest return for a calendar quarter was 2.29% (quarter ended September 30, 2013) and the Fund’s lowest return for a calendar quarter was -1.27% (quarter ended September 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2016)	1 Year	Since Inception (10/31/2012)
Institutional Class(1)(2)
Return Before Taxes	5.15%	3.28%
Return After Taxes on Distributions	3.75%	1.81%
Return After Taxes on Distributions and Sale of Fund Shares	2.90%	1.84%
Class A
Return Before Taxes	4.78%	2.93%
Class C(1)
Return Before Taxes	4.02%	2.17%
Class F(2)
Return Before Taxes	5.05%	3.16%
BofA Merrill Lynch 0-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	0.78%	0.50%
BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	6.64%	4.14%

(1) The Institutional Class incepted on October 31, 2012, and Class C incepted on January 28, 2014. Class C performance for the period from October 31, 2012 to January 28, 2014, reflects the performance of the Institutional Class, adjusted to reflect Class C fees and expenses.
(2) The Institutional Class incepted on October 31, 2012, and Class F incepted on May 17, 2013. Class F performance for the period from October 31, 2012 to May 17, 2013, reflects the performance of the Institutional Class, adjusted to reflect Class F fees and expenses.

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The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). The after-tax returns are shown only for the Institutional Class; after-tax returns for Class A, Class C and Class F will vary to the extent each class has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor. Shenkman Capital Management, Inc. is the Fund’s investment advisor.

Portfolio Managers. Mark R. Shenkman, Justin W. Slatky, Nicholas Sarchese, Steven N. Schweitzer and Jordan Barrow are the co-portfolio managers primarily responsible for the day-to-day management of the Short Duration Fund. Mr. Shenkman is President and Co-Chief Investment Officer of the Advisor and has been a portfolio manager of the Fund since its inception in October 2012. Mr. Slatky is Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of the Advisor and has been a portfolio manager of the Fund since July 2016. Mr. Sarchese is Senior Vice President, Portfolio Manager and Director of Credit Research of the Advisor and has been a portfolio manager of the Fund since its inception. Mr. Schweitzer is Senior Vice President and Portfolio Manager of the Advisor and has been a portfolio manager of the Fund since December 2016. Mr. Barrow is Senior Vice President, Credit Analyst and Portfolio Manager and has been a portfolio manager of the Fund since December 2016.

Purchase and Sale of Fund Shares
You may purchase, redeem, or exchange Short Duration Fund shares on any business day by written request via mail (Shenkman Short Duration High Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-SHENKMAN (1-855-743-6562), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.

The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A, Class C and Class F
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Institutional Class
All Accounts	$1 million	$100,000

Tax Information
The Short Duration Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Short Duration Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Floating Rate Fund
Under normal market conditions, the Floating Rate Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of senior secured and unsecured floating rate bank loans and other floating rate securities. This 80% investment policy may be changed upon at least 60 days’ prior written notice to shareholders. The Fund seeks to provide a high level of current income through comprehensive fundamental analysis and compounding interest income and to preserve capital by avoiding defaults and minimizing both interest rate volatility and credit risk.

The loans and securities in which the Floating Rate Fund invests include bank loans (i.e., loan assignments and participations) to corporate borrowers, traditional corporate bonds, notes, debentures, zero-coupon bonds, CLOs and other corporate debt securities, and obligations of the U.S. Government and government-sponsored entities. The Fund may invest in corporate fixed-income securities and loans of any maturity or credit quality. The Fund may invest without limit in loans, bonds or other debt obligations rated lower than Baa by Moody’s or BBB by S&P (i.e., “junk” bonds and loans), and may also invest without limit in Rule 144A and restricted fixed-income securities. The Fund generally invests in high yield instruments rated Caa3 or better by Moody’s or CCC or better by S&P, but retains the discretion to invest in even lower-rated instruments.

The Floating Rate Fund may invest up to 20% of its total assets in foreign fixed income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest up to 20% of its total assets in IPOs and other unseasoned companies. Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, up to 15% of its total assets in other investment companies, including mutual funds and ETFs, up to 10% of its total assets in preferred stocks, and up to 10% of its total assets in when-issued securities.

Short Duration Fund
Under normal market conditions, the Short Duration Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and loans issued by companies that are rated below investment grade (i.e., “junk” bonds and loans). This 80% investment policy may be changed upon at least 60 days’ prior written notice to shareholders. The Fund considers below investment grade instruments to include instruments with ratings lower than BBB- by S&P or Baa3 by Moody’s, or that are not rated or considered by the Advisor to be equivalent to high yield instruments. The Fund generally invests in high yield instruments rated CCC or better by S&P or Moody’s but retains the discretion to invest in even lower rated instruments.

The fixed income securities and loans in which the Short Duration Fund expects to invest include traditional corporate bonds, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates. The Fund typically focuses on instruments that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase). The Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed-income securities. Additionally, the Fund may invest up to 15% of its total assets in interest rate swaps for hedging purposes, up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. In order to purchase investments, the Fund may create leverage by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan.

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Duration is a measure of a debt instrument’s price sensitivity to yield. Higher duration indicates debt instruments that are more sensitive to interest rate changes. Bonds with shorter duration are typically less sensitive to interest rate changes. Duration takes into account a debt instrument’s cash flows over time including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. The following are examples of the relationship between a bond’s maturity and its duration. A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.8 years. Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.8 years.

Principal Investment Strategies Applicable to Both Funds
In selecting each Fund’s investments, the Advisor will employ a multi-faceted, “bottom up” investment approach that utilizes certain proprietary analytical tools. These tools include: (1) Quadrant Analysis, and (2) C.Scope®. The Advisor believes these tools are integral in assessing the potential risk of each investment. These tools also assist the Advisor in identifying companies that it believes are likely to have the ability to meet their interest and principal payments on their debt instruments.

The Advisor’s “Quadrant Analysis” is predicated on its belief that the high yield market is comprised of four distinct sectors (or “Quadrants”), each of which represents the degree of credit risk associated with an investment. The Advisor assigns a “Quadrant” to each investment based upon the amount of debt the company has outstanding and its ability to generate cash flow. The Advisor allocates investments among the four Quadrants based upon its outlook for risk in the economy and the high yield market. The C.Scope® tool is a numerical scoring system that ranks a proposed investment based on certain criteria, including the company’s financial condition, management and industry ranking. Every investment made by the Advisor is categorized into a Quadrant and assigned a C.Scope® score.

The Advisor’s investment philosophy is predicated on the following principles:

●	Drive performance through a combination of compounding interest income and maintaining a low default rate
●	Protect capital by minimizing losses when credit fundamentals deteriorate
●	Base investment decisions on in-depth, bottom-up fundamental credit analysis
●	Diversify portfolios by issuer and industry
●	Meet or communicate directly with the issuer’s senior management
●	Monitor all credits on a systematic basis
●	Deliberate credit issues among the investment team
●	Avoid or de-emphasize industries with historically high default rates
●	Avoid or de-emphasize small, illiquid issues

The Advisor believes that good investment ideas are the result of the careful collection and synthesis of information about each issuer and a disciplined investment process. Investment candidates are analyzed in depth at a variety of risk levels. Investments are not made on the basis of one single factor. Rather, investments are made based on the careful consideration of a variety of factors, including:

●	Analyses of business risks (including leverage and technology risk) and macro risks (including interest rate trends, capital market conditions and default rates)
●	Assessment of the industry’s attractiveness and competitiveness
●	Evaluation of the business, including core strengths and competitive weaknesses
●	Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers
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●	Quantitative analyses of the company’s financial statements

The Advisor adheres to a rules-based sell discipline to identify early credit deterioration, which comprises four “red flags.” The triggering of one or more red flags results in an immediate review of the credit and may lead to an outright sale. The four red flags are: (1) Credit Drift, which is measured by specified declines in the Advisor’s proprietary C.Scope® score; (2) Quadrant Drift, which occurs when a company is re-categorized into a lower proprietary Quadrant; (3) Current Price Drift, which is measured by specified declines in the market price of a company’s bond and/or the issue has widened from its initial issue spread; and (4) Management Drift, which occurs when the company’s management deviates from its stated strategic direction or fails to make good on its promises.

Temporary Defensive Investment Strategies
For temporary defensive purposes in response to adverse market, economic, political or other conditions, the Advisor may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in a Fund not achieving its investment objective. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in a Fund

There is no assurance that a Fund’s investment objective will be achieved. Because prices of securities fluctuate, the value of an investment in a Fund will vary as the market value of its investment portfolio changes. The Funds, together or separately, are not a complete, balanced investment plan, and the risk exists that you could lose all or a portion of your investment in the Funds. A detailed description of the related risks of investing in a Fund that may adversely affect a Fund’s net asset value (“NAV”) or total return is discussed below.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Bank Loan Risk. A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Funds. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

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Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.

Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s losses will generally consist of the net amount of contractual payments that it has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. A Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

Credit Risk. A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.

Foreign Securities Risk. Foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. Investment in foreign issuers includes risks such as less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s’ investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; less developed legal structures governing private or foreign investment; and the imposition of foreign exchange limitations (including currency blockage). The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

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High Yield Risk. Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality instruments, which may limit a Fund’s ability to sell such instruments at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated instruments may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

Investment Risk. Neither Fund is a complete investment program and you may lose money by investing in the Funds. The Funds invest primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.

Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.
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Management Risk. Each Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results and may underperform market indices or other funds. Additionally, the Advisor will invest and trade without regard to portfolio turnover considerations, and each Fund’s annual portfolio turnover rate and investment costs and charges may, therefore, be greater than the turnover rates and costs of other types of investment vehicles.

Market Risk. The prices of some or all of the instruments in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.

Preferred Stock Risk. The value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

Rule 144A Securities Risk. Rule 144A securities are purchased in transactions exempt from the registration requirements of the Securities Act of 1933, as amended, (the “Securities Act”) pursuant to Rule 144A of the Securities Act. Rule 144A securities may only be sold to qualified institutional buyers, such as the Funds. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

U.S. Government Obligations Risk. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of the Funds may be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

Principal Risks of Investing in the Floating Rate Fund

Collateralized Loan Obligations Risk. CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Floating Rate Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

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Initial Public Offering (“IPO”) and Unseasoned Company Risk. The Floating Rate Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. If the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history).

Investment Company Risk. If the Floating Rate Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

When-Issued Instruments Risk. The price of instruments purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued instruments take place at a later date. When-issued instruments involve the risk that the price or yield obtained in a transaction (and therefore the value of an instrument) may be less favorable than the price or yield (and therefore the value of an instrument) available in the market when the instruments’ delivery takes place. In addition, when the Floating Rate Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

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Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, the Floating Rate Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Principal Risks of Investing in the Short Duration Fund

Derivatives Risk. A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The Short Duration Fund may invest in derivatives for bona fide hedging purposes. The risk exists that the derivative instrument will not provide the anticipated protection, which could cause the Fund to lose money on both derivative transaction and the exposure the Fund sought to hedge against. Derivatives also involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

Leverage Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Short Duration Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. Accordingly, any event that adversely affects the value of an investment, either directly or indirectly would be magnified to the extent that leverage is used. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing leverage could result in a loss to the Fund that would be greater than if leverage were not employed. Additionally, any leverage obtained, if terminated on short notice by the lender, could result in the Fund being forced to unwind positions quickly and at prices below what the Fund deems to be fair value for the positions.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings are available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Funds shareholders and in the quarterly holdings reports on Form N-Q. Additionally, each Fund’s top-five holdings are posted within ten business days after each month-end on the Funds’ website, www.shenkmancapital.com/mutual-funds/. The annual and semi-annual reports are available by contacting the Shenkman Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-855-SHENKMAN (1-855-743-6562) and on the SEC’s website at www.sec.gov.

MANAGEMENT OF THE FUND

Investment Advisor
The Funds’ investment advisor, Shenkman Capital Management, Inc., 461 Fifth Avenue, New York, New York 10017, is an SEC registered firm formed in 1985. Since its inception, the Advisor’s business has been dedicated to researching and investing across the entire capital structure of  highly levered companies (i.e., “high yield” companies). As of December 31, 2016, the Advisor had over $30.7 billion in assets under management.

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The Advisor is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objective and policies. The Advisor also furnishes the Funds with office space and certain administrative services, and provides the personnel needed by the Funds. As compensation, the Floating Rate Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.50% of the Fund’s average daily net assets and the Short Duration Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.55% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2016, the Advisor received management fees of 0.53% of the Short Duration Fund’s average daily net assets, after any waivers and management fees of 0.33% of the Floating Rate Fund’s average daily net assets, after any waivers.

A discussion regarding the basis of the Board’s approval of the Funds’ investment advisory agreement is included in the Funds’ semi-annual report for the period ended March 31, 2016.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Portfolio Managers
The following individuals are primarily responsible for the day-to-day management of the Funds’ portfolios.

Mark R. Shenkman, President and Co-Chief Investment Officer (Both Funds)
Mark R. Shenkman founded the Advisor in 1985. He has 47 years of investment experience, and 39 years of high yield investment experience. Together with Mr. Slatky, Mr. Shenkman is responsible for the overall implementation of the Advisor’s short duration and bank loan strategies. Mr. Shenkman received a Bachelor of Arts degree in Political Science from the University of Connecticut and a Masters in Business Administration degree from The George Washington University. Mr. Shenkman also received a Doctor of Humane Letters, honoris causa, from the University of Connecticut.

Justin W. Slatky, Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager (Both Funds)
Mr. Slatky joined the Advisor in 2011. He has 17 years of investment experience in high yield and distressed securities. Together with Mr. Shenkman, Mr. Slatky is responsible for the overall implementation of the Advisor’s short duration and bank loan strategies. Mr. Slatky received a Bachelor of Science degree and a Masters in Business Administration from The Wharton School at the University of Pennsylvania.

David H. Lerner, Senior Vice President and Senior Portfolio Manager (Floating Rate Fund)
Prior to joining Shenkman in 2013, Mr. Lerner was a Managing Director and Portfolio Manager with Credit Suisse, where he had served since 2000. Mr. Lerner received a Bachelor of Business Administration degree in Finance from The George Washington University.

Jeffrey Gallo, Senior Vice President, Credit Analyst and Portfolio Manager (Floating Rate Fund)
Mr. Gallo joined the Advisor in 2005 and has been portfolio manager since 2015. Mr. Gallo received a Bachelor of Science degree from New York University.

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Nicholas Sarchese, CFA, Senior Vice President, Portfolio Manager and Director of Credit Research (Short Duration Fund)
Mr. Sarchese joined the Advisor in 2003. He has 20 years of investment experience in corporate fixed income including 17 years of high yield experience. He has been the portfolio manager for the Advisor’s short duration strategy since its inception and has been managing high yield portfolios since 2009. Mr. Sarchese received a Bachelor of Science degree in Finance and Management from New York University’s Stern School of Business and is a CFA charterholder. He is a member of the CFA Institute and the New York Society of Securities Analysts.

Steven N. Schweitzer,  Senior Vice President and Portfolio Manager (Short Duration Fund)
Mr. Schweitzer joined the Advisor in 1996 and has been a portfolio manager since 2004. Mr. Schweitzer received a Bachelor of Arts degree from the State University of New York at Binghamton and a Masters in Business Administration degree from Bernard Baruch College.

Jordan Barrow, CFA, Senior Vice President, Credit Analyst and Portfolio Manager (Short Duration Fund)
Mr. Barrow joined the Advisor in 2004 and has been a portfolio manager since 2015. Mr. Barrow received a Bachelor of Arts degree from the University of Pennsylvania. He is a member of the CFA Institute.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Funds.

Other Service Providers
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund accounting and transfer agency services to the Funds. U.S. Bank N.A., an affiliate of the Transfer Agent, serves as the custodian to the Funds.

Fund Expenses
Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest and other customary Fund expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate Fund and Short Duration Fund expenses in order to limit the Funds’ aggregate annual operating expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) through at least January 27, 2018 to the amounts listed below:

	Institutional Class	Class A	Class C	Class F
Floating Rate Fund	0.54%	0.89%	1.64%	0.64%
Short Duration Fund	0.65%	1.00%	1.75%	0.75%

The term of the Funds’ operating expenses limitation agreement, subject to its annual approval by the Board, is indefinite, and it can only be terminated by the Board. Any waiver in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests. This recoupment may be requested if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps. The Advisor may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.
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SHAREHOLDER INFORMATION

Pricing of Fund Shares
Shares of the Funds are sold at the NAV per share, plus any applicable sales charge. The NAV per share is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, each Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests. The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). The NAV per share is determined by dividing a Fund’s NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of a Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board will regularly evaluate whether a Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Trading in Foreign Securities (Both Funds)
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV per share. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV per share in advance of the time the NAV per share is calculated. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

Description of Share Classes
The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares. The Floating Rate Fund and the Short Duration Fund have both registered an Institutional Class of shares that is offered without any sales charge on purchases or sales and without any ongoing distribution and service (Rule 12b-1) or shareholder service fee. The minimum initial investment for Institutional Class shares is $1 million.

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If you purchase Institutional Class shares, you will pay the NAV per share next determined after your order is received. The Funds also have registered three additional share classes – Class A, Class C, and Class F. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

	Class A	Class C	Class F	Institutional Class
Maximum Sales Charge	3.00%	None	None	None

Contingent Deferred Sales Charge	None(1)	1.00%(2)	None	None

Redemption Fee	1.00%/30 day holding period	1.00%/30 day holding period	1.00%/30 day holding period	1.00%/30 day holding period

Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None	None

Shareholder Servicing Plan Fee	0.10%	0.10%	0.10%	None

(1)
You will not pay a sales charge if you purchase $1 million or more of Class A shares. However, if you were to sell those shares within 18 months of purchase, you may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% of the value of the Class A shares when they were purchased or the market value at the time of redemption, whichever is less, unless the dealer of record waived its commission. A sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price.

(2)
If you sell (redeem) your Class C shares within 18 months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

More About Class A Shares
Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest in the Funds, unless you qualify for a reduction or waiver of the sales charge. As described earlier, Class A shares are also subject to a distribution and service (Rule 12b-1) fee calculated at an annual rate of 0.25% and a shareholder service fee calculated at an annual rate of 0.10%, each of which are assessed against the average daily net assets of the Funds.

If you purchase Class A shares of the Funds you will pay the public offering price (“POP”), which is the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $100,000	3.00%	3.09%	3.00%
$100,000 to $499,999	2.50%	2.56%	2.50%
$500,000 to $999,999	1.25%	1.27%	1.25%
$1 million and more	0.00%	0.00%	0.00%(2)

(1)
Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a CDSC of up to 1.00% of the value of the Class A shares when they were purchased or the market value at the time of redemption, whichever is less, unless the dealer of record waived its commission. A sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price.

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The Funds’ distributor will receive all initial sales charges for the purchase of Class A shares of a Fund without a dealer of record.

Class A Shares Sales Charge Reductions and Waivers
The sales charge on Class A shares of the Funds may be reduced or waived based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility. The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions: You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from the Funds.

Breakpoint Thresholds: You may reduce the sales charge on Class A shares by investing an amount to meet one of the breakpoint thresholds indicated in table above.

Account Reinstatement: You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of the Funds within 30 days of the date of the redemption. To reinvest in Class A shares at NAV (without paying a sales charge), you must notify the Funds in writing or notify your financial intermediary.

Letter of Intent (“LOI”): By signing an LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds. The investment must satisfy the initial purchase agreement. Reinvested distributions do not count as purchases made during this period. The Funds will hold in escrow shares equal to approximately 3.00% of the amount of shares you indicate you will buy in the LOI. If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date. Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

Rights of Accumulation (“ROA”): You may combine the value at the current POP of Class A shares of the Funds with a new purchase of Class A shares of a Fund to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment. ROA allow you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above. You may also aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount.

The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRAs. Eligible accounts also include accounts registered in the name of your financial intermediary through which you own shares in the Funds. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

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For the purpose of obtaining a breakpoint discount or sales charge waiver, members of your “immediate family” include those family members living in the same household as you, such as your spouse, domestic partner, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

Certain groups or classes of shareholders: If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
○	The Trust;
○	The Advisor and its affiliates; and
○	Immediate family members of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates.

•	Current employees of:
○	The Transfer Agent;
○	Broker-dealers who act as selling agents for the Funds; and
○	Immediate family members of any of the above who live in the same household.

•
Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor that allows for load-waived Class A shares purchases.

•
Qualified broker-dealers who have entered into an agreement with the Funds’ distributor that allows for load-waived Class A shares purchases and to self-directed investment brokerage accounts that may or may not charge transaction fees to its customers.

•	The Advisor’s clients, their employees and immediate family members of such employees.

The Trust also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding the Funds’ sales charges, breakpoint thresholds and waivers is available in the SAI, which is available, free of charge on the Funds’ website: www.shenkmancapital.com/mutual-funds/.

More About Class C Shares
You can buy Class C shares at the offering price, which is the NAV without an up-front sales charge. As described earlier, Class C shares are subject to a shareholder servicing plan fee calculated at an annual rate of 0.10% and a distribution and service (Rule 12b-1) fee calculated at an annual rate of 1.00%, each of which are assessed against the average daily net assets of each Fund. Of the 1.00% fee, an annual 0.75% distribution fee compensates your financial intermediary for providing distribution services and an annual 0.25% service fee compensates your financial intermediary for providing ongoing service to you. The Advisor pays your financial intermediary a 1.00% up-front sales commission, which includes an advance of the first year’s distribution and service fees. The Advisor receives the distribution and service fees from the Funds’ distributor in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission.

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If you sell (redeem) your Class C shares within 18 months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less. For example, if you purchased $10,000 worth of shares, which due to market fluctuation has appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase. If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value. For purposes of calculating the CDSC, the start of the eighteen-month holding period is the first day of the month in which the purchase was made. The Funds will use the FIFO method when taking the CDSC.

Investments of $1 million or more for purchase into Class C will be rejected. Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A.

Waiving Your CDSC
The CDSC may be waived for certain groups of classes of shareholders. If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.

•
The Transfer Agent will waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•
The Transfer Agent will waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7)).

•	The Transfer Agent will waive the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect a Fund liquidation.

•	The Transfer Agent will waive the CDSC if the dealer of record waived its commission with the Trust’s or Advisor’s approval.

The Trust also reserves the right to enter into agreements that reduce or eliminate the CDSC for groups or classes of shareholders, or for Funds shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information. You must notify the Funds or your financial intermediary if you are eligible for these sales charge waivers at the time of your transaction.

More About Class F Shares
Class F shares of the Funds are retail shares that are offered without any sales charge on purchases or sales and without any ongoing distribution and service (Rule 12b-1) fee. As described earlier, Class F shares are subject to a shareholder service fee calculated at an annual rate of 0.10% of the average daily net assets of each Fund. If you purchase Class F shares, you will pay the NAV per share next determined after your order is received.

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How to Buy Shares

Minimum Investment. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A, Class C and Class F
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Institutional Class
All Accounts	$1 million	$100,000

The Funds’ minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor; and

•	qualified broker-dealers who have entered into an agreement with the Funds’ distributor.

Initial Purchases. To buy shares of a Fund for the first time, you must complete an account application and send it together with your check for the amount you wish to invest in the Funds to the address below. Account applications are available on the Funds’ website at: www.shenkmancapital.com/mutual-funds/ or by calling 1-855-SHENKMAN (1-855-743-6562).

Additional Purchases. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Funds’ Transfer Agent. If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Funds.

Payment Information. You may purchase shares of a Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Funds to receive purchase orders. Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1-855-SHENKMAN (1-855-743-6562). The Funds reserve the right to reject any purchase order. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large that it would disrupt the management of the Funds. Orders may also be rejected from persons believed by the Funds to be “market timers.”

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All purchase checks must be in U.S. dollars drawn on a domestic financial institution. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

General Information. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-855-SHENKMAN (1-855-743-6562) if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States. The Trust generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the Shenkman Floating Rate High Income Fund or Shenkman Short Duration High Income Fund, to the Transfer Agent at the following address:

Shenkman Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

Shenkman Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

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Purchasing Shares by Telephone
If you accepted telephone privileges on your account application, and your account has been open for 15 calendar days, you may purchase additional shares by calling the Funds toll-free at 1-855-SHENKMAN (1-855-743-6562). You may not make your initial purchase of a Fund’s shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network. You must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the applicable price next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchasing Shares by Wire Transfer
If you are making your initial investment in a Fund, the Transfer Agent must have previously received a completed account application. You can mail or deliver overnight your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf. Once your account is established, you may instruct your bank to send the wire. Your bank must include the name of the Fund(s), your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: [Name of Fund]
Shareholder Registration: __________________
Shareholder Account Number: ________________

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-SHENKMAN (1-855-743-6562). Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. Neither the Funds nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of shares of the Funds at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account, for investment into a Fund on a monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-SHENKMAN (1-855-743-6562) with any questions. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the automatic investment date.

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Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-855-SHENKMAN (1-855-743-6562) for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold Federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. If you hold your shares through an IRA or other retirement plan account, you may redeem shares by telephone. Investors will be asked whether or not to withhold Federal income taxes from any distribution.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Funds to sell their shares. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the applicable price next calculated by the Funds. Brokers may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediates to accept orders on a Fund’s behalf. An order is deemed to be received when a Fund, a Broker or, if applicable, a Broker’s authorized designee accepts the order. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. Either the Funds or the Advisor may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

How to Sell Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your financial intermediary.

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In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent. You should provide your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary. You should send your redemption request to:

Regular Mail	Overnight Express Mail
[Name of Shenkman Fund]	[Name of Shenkman Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Telephone
If you accepted the telephone privileges on your account application, you may redeem your shares for amounts up to $100,000, by calling the Transfer Agent at 1-855-SHENKMAN (1-855-743-6562) before the close of trading on the NYSE (which is generally 4:00 p.m., Eastern Time). If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application. The minimum amount that may be wired is $1,000. A wire fee of $15 will be deducted from your redemption proceeds for complete redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-SHENKMAN (1-855-743-6562) for instructions.

You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified.

Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order. If you did not purchase your shares with a wire payment, the Funds may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem a Fund’s shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $50,000 for the Funds and each withdrawal amount must be for a minimum of $1,000. If you elect this method of redemption, a Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account. The SWP may be terminated at any time by a Fund.

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You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at:

Regular Mail	Overnight Express Mail
Shenkman Funds	Shenkman Funds
[Name of the Fund]	[Name of the Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish an SWP, an investor must complete the appropriate sections of the account application. For additional information on the SWP, please call the Transfer Agent at 1-855-SHENKMAN (1-855-743-6562).

Redemption “In-Kind”
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). It is not expected that a Fund would do so except during unusual market conditions. A redemption, whether in cash or in-kind, would be a taxable event for you. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
A signature guarantee, from either a Medallion program member or non-Medallion program member, is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances. Non-financial transactions, including establishing or modifying certain services on an account, may also require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.

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Other Information about Redemptions
Involuntary Redemption. The Funds may redeem the shares in your account if the value of your account is less than $1,000 for Class A, Class C and Class F shares or $1 million for Institutional Class shares as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than the applicable amount described above before the Funds make an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least the applicable amount described above before the Funds take any action.

Withholding Taxes. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemption Fees. The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed within 30 days or less from the date of purchase. See “Tools to Combat Frequent Transactions” for more information about redemption fees.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares between the Floating Rate Fund and the Short Duration Fund. However, you should note the following:

•	Exchanges may only be made between like share classes;
•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	Before exchanging into the other fund, read a description of the fund in this Prospectus;
•
Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held, subject to the deductibility of losses;

•
The Funds reserve the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee;
•	Redemption fees will not be assessed when an exchange occurs between the Funds; and
•	The minimum exchange amount between existing accounts invested in the Funds is the minimum subsequent investment amount for your share class and your type of account.

You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.

Conversions
You may be able to convert your shares of a Fund to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met, including that you meet the then-applicable eligibility requirements for investment in the class into which you wish to convert your shares. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Advisor or the Distributor specific for this purpose. Generally, Class A shares and Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information. Not all share classes are available through all intermediaries.

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If you wish to convert your shares of a Fund to a different share class of the same Fund, you must contact the Fund at 1-855-SHENKMAN (1-855-743-6562) or contact your financial intermediary. The conversion will occur at respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by a Fund. Please contact your financial intermediary about any fees that it may charge. A conversion from Class A, Class C or Class F shares of a Fund to Institutional Class shares of a Fund, and a conversion from Class A or Class C shares of a Fund to Class F shares of a Fund, is not expected to result in realization of a capital gain or loss for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS

The Funds will generally make distributions of any net investment income monthly and any realized net capital gains at least annually. The Funds may make an additional payment of net investment income or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in the same class of such Fund’s shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash. You may change your dividend and capital gains distribution option in writing or by telephone at least 5 days prior to the distribution. Dividends are taxable whether received in cash or reinvested in additional shares.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing at least five days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Funds. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. Each Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Funds believe is consistent with shareholder interests.

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Redemption Fees. Each Fund charges a 1.00% redemption fee on the redemption of Fund shares held for 30 days or less. This fee (which is paid into the Funds) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Funds for the benefit of their long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends or through shares associated with any of the Funds’ systematic programs. Although the Funds have the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Funds’ redemption fee will not apply to broker wrap-fee programs. Additionally, the Funds’ redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or death of the shareholder;
•	minimum required distributions from retirement accounts;
•	redemptions resulting in the settlement of an estate due to the death of the shareholder;
•	shares acquired through reinvestment of distributions (dividends and capital gains); and
•	redemptions initiated through an automatic withdrawal plan.

Monitoring Trading Practices. The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds’ distributor, Quasar Distributors, LLC (“Quasar” or the “Distributor”), on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing. The Funds employ fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Funds does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board. There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

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Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, each Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV. Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Funds typically makes distributions of dividends and capital gains. Dividends are taxable to you as ordinary income (or in some cases as qualified dividend income) depending on the source of such income to the Funds and the holding period of a Fund for its dividend-paying securities and of you for your Fund shares. The rate you pay on capital gain distributions will depend on how long a Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Funds shares. Distributions will be taxable to you even if made during periods in which the Fund’s share price has declined. Due to the nature of the Funds’ investments, it is not anticipated that much, if any, of the dividends from the Funds will be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors. A 3.8% surtax applies to net investment income (which generally will include dividends and capital gains from an investment in the Funds) of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers. Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

By law, the Funds must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

If you sell your Fund shares, it is a taxable event for you. Depending on the purchase and sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. The Code limits the deductibility of capital losses in certain circumstances.

Additional information concerning taxation of the Funds and its shareholders is contained in the SAI. Tax consequences are not the primary consideration of the Funds in making its investment decisions. You should consult your own tax adviser concerning federal, state and local taxation of distributions from the Funds.

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DISTRIBUTION OF FUND SHARES

Shares of the Funds are offered on a continuous basis.

Quasar Distributors, LLC, an affiliate of the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, and its custodian, U.S. Bank, N.A., is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Funds. Quasar may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.

Distribution and Service (Rule 12b-1) Plan
The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds’ Class A and Class C shares to pay distribution and service fees for the sale, distribution and servicing of their shares. The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets of a Fund’s Class A shares and 1.00% of average daily net assets of a Fund’s Class C shares. Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan
Under a Shareholder Servicing Plan, the Funds’ Class A, Class C and Class F shares will each pay service fees at an annual rate of up to 0.10% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. As these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

Service Fees – Other Payments to Third Parties
The Advisor, out of its own resources, and without additional cost to the Funds or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

General Policies
Some of the following policies are mentioned above. In general, the Funds reserve the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
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—
Reject any purchase request for any reason. Generally, the Funds will do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below $1,000 for Class A, Class C or Class F shares or $1 million for Institutional Class shares due to redemption activity. If, within 30 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. A Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect a Fund; and
—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “How to Buy Shares.”

Your financial intermediary may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Lost Shareholder
It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Fund Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
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•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.

The BofA Merrill Lynch 0-3 Year U.S. Treasury Index (G1QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. It is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.*

The BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C) consists of all securities in the BofA Merrill Lynch BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The HUC4 index is a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) that includes all securities in the H0A0 rated BB1 through B3, inclusive. The H42C and HUC4 indexes are unmanaged, not available for direct investment and do not reflect deductions for fees or expenses.*

The S&P/LSTA B- & Above Average Leveraged Loan Index consists of all securities in the S&P/LSTA Leveraged Loan Index that have a B- and above S&P rating. It is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

The S&P/LSTA Leveraged Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. It is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

*Source Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofAML”), used with permission. BofAML PERMITS USE OF THE BOFAML INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE BofAML INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND SHENKMAN CAPITAL MANAGEMENT, INC., OR ANY OF ITS PRODUCTS OF SERVICES.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Fund’s annual report dated September 30, 2016, which is available upon request.

For a share outstanding throughout each period
Floating Rate Fund – Institutional Class Shares	Year Ended September 30, 2016	October 15, 2014* through September 30, 2015
Net asset value, beginning of period	$9.67	$10.00

Income from investment operations:
Net investment income	0.42	0.41
Net realized and unrealized gain/(loss) on securities	0.01	(0.34)
Total from investment operations	0.43	0.07

Less Distributions:
Dividends from net investment income	(0.41)	(0.40)
Total distributions	(0.41)	(0.40)

Net asset value, end of period	$9.69	$9.67

Total Return	4.63%	0.66	%†

Supplemental Data and Ratios:
Net assets, end of period (thousands)	$265,379	$282,591

Ratio of expenses to average net assets:
Before advisory fee waiver	0.71%	0.72	%‡
After advisory fee waiver	0.54%	0.54	%‡

Ratio of net investment income to average net assets:
Before advisory fee waiver	4.20%	4.26	%‡
After advisory fee waiver	4.37%	4.44	%‡

Portfolio turnover rate	60%	70	%†

*	Commencement of operations.
†	Not annualized
‡	Annualized

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For a share outstanding throughout each period

Short Duration Fund – Class A	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	October 31, 2012* through September 30, 2013
Net asset value, beginning of period	$9.91	$10.10	$10.12	$10.00

Income from investment operations:
Net investment income	0.29	0.27	0.30	0.25
Net realized and unrealized gains/(loss) on securities	0.06	(0.14)	(0.01)	0.13
Total from investment operations	0.35	0.13	0.29	0.38

Less Distributions:
Dividends from net investment income	(0.28)	(0.30)	(0.30)	(0.26)
Dividends from net realized gains	---	(0.02)	(0.01)	---
Total distributions	(0.28)	(0.32)	(0.31)	(0.26)

Net asset value, end of period	$9.98	$9.91	$10.10	$10.12

Total Return	3.61%	1.25%	2.92%	3.79	%†

Supplemental Data and Ratios:
Net assets, end of period (thousands)	$8,730	$4,853	$658	$72

Ratio of expenses to average net assets:
Before advisory fee waiver	1.24%	1.36%	1.73%	2.34	%‡
After advisory fee waiver	0.98%	1.00%	1.00%	1.00	%‡

Ratio of net investment income to average net assets:
Before advisory fee waiver	2.69%	2.63%	1.84%	1.56	%‡
After advisory fee waiver	2.95%	2.99%	2.56%	2.90	%‡

Portfolio turnover rate	53%	57%	57%	78	% †

*	Commencement of operations.
†	Not annualized
‡	Annualized
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For a share outstanding throughout each period
Short Duration Fund – Class C	Year Ended September 30, 2016	Year Ended September 30, 2015	January 28, 2014* through September 30, 2014
Net asset value, beginning of period	$9.88	$10.08	$10.23

Income from investment operations:
Net investment income	0.22	0.22	0.18
Net realized and unrealized gain/(loss) on securities	0.05	(0.17)	(0.14)
Total from investment operations	0.27	0.05	0.04

Less Distributions:
Dividends from net investment income	(0.21)	(0.23)	(0.19)
Dividends from net realized gains	--	(0.02)	--
Total distributions	(0.21)	(0.25)	(0.19)

Net asset value, end of period	$9.94	$9.88	$10.08

Total Return	2.77%	0.45%	0.38	%†

Supplemental Data and Ratios:
Net assets, end of period (thousands)	$10,913	$6,142	$2,086

Ratio of expenses to average net assets:
Before advisory fee waiver	1.99%	2.13%	2.49	%‡
After advisory fee waiver	1.73%	1.75%	1.75	%‡

Ratio of net investment income to average net assets:
Before advisory fee waiver	1.95%	1.86%	1.24	%‡
After advisory fee waiver	2.21%	2.24%	1.98	%‡

Portfolio turnover rate	53%	57%	57	%†

*	Commencement of operations.
†	Not annualized
‡	Annualized

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For a share outstanding throughout each period
Short Duration Fund – Class F	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	May 17, 2013* through September 30, 2013
Net asset value, beginning of period	$9.88	$10.08	$10.11	$10.16

Income from investment operations:
Net investment income	0.31	0.31	0.32	0.12
Net realized and unrealized gain/(loss) on securities	0.06	(0.17)	--	(0.04)
Total from investment operations	0.37	0.14	0.32	0.08

Less Distributions:
Dividends from net investment income	(0.30)	(0.32)	(0.34)	(0.13)
Dividends from net realized gains	--	(0.02)	(0.01)	--
Total distributions	(0.30)	(0.34)	(0.35)	(0.13)

Net asset value, end of period	$9.95	$9.88	$10.08	$10.11

Total Return	3.88%	1.41%	3.22%	0.77	%†

Supplemental Data and Ratios:
Net assets, end of period (thousands)	$69,045	$35,917	$8,287	$10

Ratio of expenses to average net assets:
Before advisory fee waiver	0.98%	1.12%	1.55%	2.06	%‡
After advisory fee waiver	0.73%	0.75%	0.75%	0.75	%‡

Ratio of net investment income to average net assets:
Before advisory fee waiver	2.95%	2.87%	2.64%	1.83	%‡
After advisory fee waiver	3.20%	3.24%	3.44%	3.14	%‡

Portfolio turnover rate	53%	57%	57%	78	%†

*	Commencement of operations.
†	Not annualized
‡	Annualized
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For a share outstanding throughout each period
Short Duration Fund – Institutional Class	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	October 31, 2012* through September 30, 2013
Net asset value, beginning of period	$9.89	$10.08	$10.12	$10.00

Income from investment operations:
Net investment income	0.31	0.33	0.32	0.29
Net realized and unrealized gain/(loss) on securities	0.07	(0.17)	--	0.12
Total from investment operations	0.38	0.16	0.32	0.41

Less Distributions:
Dividends from net investment income	(0.31)	(0.33)	(0.35)	(0.29)
Dividends from net realized gains	--	(0.02)	(0.01)	--
Total distributions	(0.31)	(0.35)	(0.36)	(0.29)

Net asset value, end of period	$9.96	$9.89	$10.08	$10.12

Total Return	3.97%	1.60%	3.21%	4.12	%†

Supplemental Data and Ratios:
Net assets, end of period (thousands)	$148,831	$64,581	$50,927	$28,547

Ratio of expenses to average net assets:
Before advisory fee waiver	0.88%	1.04%	1.60%	2.00	%‡
After advisory fee waiver	0.65%	0.65%	0.65%	0.65	%‡

Ratio of net investment income to average net assets:
Before advisory fee waiver	3.04%	2.95%	2.30%	1.83	%‡
After advisory fee waiver	3.27%	3.34%	3.25%	3.18	%‡

Portfolio turnover rate	53%	57%	57%	78	%†

*	Commencement of operations.
†	Not annualized
‡	Annualized

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Advisor
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY 10017

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Fund	Class A Shares	Class C Shares	Class F Shares	Institutional Class Shares
Shenkman Floating Rate High Income Fund
Ticker Symbol	SFHAX	SFHCX	SFHFX	SFHIX
CUSIP	00770X519	00770X493	00770X485	00770X576

Shenkman Short Duration High Income Fund
Ticker Symbol	SCFAX	SCFCX	SCFFX	SCFIX
CUSIP	00770X501	00770X600	00770X766	00770X709

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

Shenkman Floating Rate High Income Fund
Shenkman Short Duration High Income Fund

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.shenkmancapital.com/mutual-funds/.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Fund (toll-free) at 1-855-SHENKMAN (1-855-743-6562) or by writing to:

Shenkman Floating Rate High Income Fund
Shenkman Short Duration High Income Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E.,  in Washington, D.C. 20549-1520. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)
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SHENKMAN FUNDS Discipline Drives Performance®
Statement of Additional Information January 28, 2017	SHENKMAN FLOATING RATE HIGH INCOME FUND SHENKMAN SHORT DURATION HIGH INCOME FUND
Each a series of Advisors Series Trust (the “Trust”)
	Shenkman Floating Rate High Income Fund	Class A (SFHAX)	Class C (SFHCX)	Class F (SFHFX)	Institutional Class (SFHIX)

	Shenkman Short Duration High Income Fund	Class A (SCFAX)	Class C (SCFCX)	Class F (SCFFX)	Institutional Class (SCFIX)

c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)
This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Shenkman Floating Rate High Income Fund’s (the “Floating Rate Fund”) and the Shenkman Short Duration High Income Fund’s (the “Short Duration Fund”) Class A shares, Class C shares, Class F shares and Institutional Class shares dated January 28, 2017, as may be revised (each, a “Fund,” together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Shenkman Capital Management, Inc., (the “Advisor”) is the Funds’ investment advisor.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number to the left or by visiting the Funds’ website at www.shenkmancapital.com/mutual-funds/.

The Funds’ audited financial statements and notes thereto for the fiscal period ended September 30, 2016, are included in the Funds’ annual report to shareholders for the fiscal period ended September 30, 2016 and are incorporated by reference into this SAI. A copy of the annual report and semi-annual report may be obtained without charge by calling or writing the Fund as shown to the left or by visiting the Funds’ website at www.shenkmancapital.com/mutual-funds/.

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The Short Duration Fund commenced operations on October 31, 2012.  The Floating Rate Fund commenced operations on October 15, 2014.  On November 9, 2015, Class A, Class C and Class F shares became available for purchase for the Floating Rate Fund.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Funds’ Prospectus as to the investment policies and risks of the Funds.

Diversification
Each Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security, and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, a Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, a Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Funds’ acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Funds’ investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
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Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance.  Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.  The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.  In addition, economies and financial markets throughout the world are becoming increasingly interconnected.  As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

Government Intervention in Financial Markets Risk
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Funds invest.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

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Fixed Income Instruments
The market value of the fixed income investments in which the Funds may invest will change in response to interest rate changes and other factors.  During periods of declining interest rates, the values of outstanding fixed income instruments generally rise.  Conversely, during periods of rising interest rates, the values of such instruments generally decline.  Moreover, while instruments with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by recognized agencies in the rating of any fixed income instrument and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these instruments will not necessarily affect cash income derived from these securities but will affect the Fund’s net asset value (“NAV”).  Additional information regarding fixed income instruments is described below:

•
Duration.  Duration is a measure of the expected change in value of a fixed income instrument for a given change in interest rates.  For example, if interest rates changed by one percent, the value of an instrument having an effective duration of two years generally would vary by two percent.  Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•
Variable and Floating Rate Instruments.  Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these instruments may be reset daily, weekly, quarterly, or some other reset period, and may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such instrument.

Zero Coupon Securities
The Floating Rate Fund may invest in zero coupon securities.  Zero coupon securities are debt obligations that are issued or sold at a significant discount from their face value; do not pay current interest to holders prior to maturity, or have a specified redemption date or cash payment date.  The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance.  The original issue discount on the zero coupon securities must be included ratably in the income of the Fund (and thus an investor’s) as the income accrues, even though payment has not been received.  The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.  Because interest on zero coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero coupon securities may be securities that have been stripped of their unmatured interest stream or custodial receipts or certificates, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities.  The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government security.  These certificates or receipts have the same general attributes as zero coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government security.  The risks associated with stripped securities are similar to those of other zero coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

Yankee Bond Obligations
Yankee bond obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments.  In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

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Corporate Debt Obligations
The Funds may invest in corporate fixed-income securities and loans of any maturity or credit quality.  Bonds and loans rated below BBB by Standard and Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), commonly referred to as “junk bonds or loans,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds and loans.  Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates.  The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Funds’ ability to sell such securities at fair value in response to changes in the economy or financial markets.  During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

High Yield and Other Securities and Loans
The Funds will invest in fixed-income securities and loans that are rated below investment grade or non-rated. Investments in high yield debt (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Lower-grade obligations are commonly referred to as “junk bonds or loans.”  Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The Funds may purchase unrated securities and loans. Unrated debt may be less liquid than comparable rated securities or loans and involve the risk that the portfolio manager may not accurately evaluate the securities’ comparative credit ratings.

The high yield market at times is subject to substantial volatility.  An economic downturn or increase in interest rates may have a more significant effect on high yield securities and loans and their markets, as well as on the ability of their respective issuers to repay principal and interest.  Issuers of high yield debt may be of low creditworthiness and the high yield securities or loans may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities and loans may have greater potential for insolvency and a higher incidence of high yield debt defaults may be experienced.

The prices of high yield securities and loans have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security or loan owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and the Funds’ NAV per share.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield debt structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

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Certain investments held by a Fund including high yield securities and loans, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security or loan with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield investment’s value will decrease in a rising interest rate market, as will the Fund’s net assets.

The secondary market for high yield securities and loans may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for a Fund to accurately value, or dispose of, high yield securities or loans.  To the extent the Funds owns or may acquire illiquid or restricted high yield securities or loans, these investments may involve special registration responsibilities, liabilities and costs, liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities.  Each Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, each Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities and loans.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Advisor monitors the issuers of high yield securities and loans in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the investments’ liquidity so the Funds can meet redemption requests.  To the extent that a Fund invests in high yield securities or loans, the achievement of its investment objective may be more dependent on the Advisor’s credit analysis than would be the case for higher quality bonds.  The Funds may retain a portfolio security whose rating has been changed.

In the course of their investment activities, it may, from time to time, become appropriate for the Funds to participate (whether directly or through the Advisor or one of its affiliates) on a formal or informal creditor committee and/or to participate in litigation or other proceedings in order to seek to preserve, protect and/or enhance an investment.  Participation on such committees and/or in any such litigation or proceedings may result in the Funds incurring fees and expenses, including legal fees.

Mortgage-Backed and Mortgage-Related Securities
The Floating Rate Fund may invest in mortgage-backed securities.  Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in fixed-income securities and in the real estate industry in general.  These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund.  The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise.  However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty.  The price paid by the Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages.  In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities.  Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

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Mortgage-related securities include mortgage pass-through securities,  collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates.  Early repayment of principal on some mortgage-related securities may expose the Floating Rate Fund to a lower rate of return upon reinvestment of principal.  When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage- security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.  If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase.  The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Collateralized Loan Obligations
The Floating Rate Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are types of asset-backed securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Convertible Securities
The Funds may invest in convertible securities.  Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

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Equity Securities
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Funds’ portfolio may fluctuate substantially from day to day.

Common Stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Funds as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stocks.  Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure.  Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid.  Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Rights and Warrants.  The Funds may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

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Exchange-Traded Notes
The Funds may invest in exchange-traded notes (“ETNs”).  ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.  In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity.  ETNs may be riskier than ordinary debt securities and may have no principal protection.  The Funds’ investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction.  Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself.  Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

Certain ETNs may not produce qualifying income for the purpose of the “90% Test” (as defined below under the heading, “Federal Income Taxes”) which must be satisfied in order for the Fund to maintain its status as a regulated investment company under the Code.  The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, however, if one or more ETNs generate more non-qualifying income than expected it could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to inadvertently fail to qualify as a regulated investment company under the Code.  Please see the discussion below under the heading “Federal Income Taxes” for more information.

Foreign Currency Transactions
The Funds may invest in foreign currency exchange transactions.  Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.  Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.  Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Foreign Securities
The Funds may make investments in securities of non-U.S. issuers (“foreign securities”).  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of Gross Domestic Product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of portfolio securities denominated in that currency.  Such changes will affect a Fund to the extent that the Fund is invested in foreign securities that are denominated in a currency other than the U.S. dollar.

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Taxes.  The interest and dividends payable to the Funds on certain of the Funds’ foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to each Fund’s shareholders.  The Funds may not be eligible to pass through to their respective shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

The extent to which the Funds will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Brexit. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union (“EU”), which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is expected that the United Kingdom’s exit from the EU will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, and countries whose economies rely on international trade. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. These developments could have a material adverse effect on the secondary market for securities in which the Funds invest and could result in significantly reduced liquidity.

Illiquid and Restricted Securities
As a non-principal strategy, each Fund may hold up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  The Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  Illiquid securities present the risks that the Funds may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Funds will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which a Fund has valued the security.

Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”) (if unrated, an analysis similar to that which would be performed by an NRSRO is performed); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, whether there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.

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Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Initial Public Offerings (“IPOs”) and Unseasoned Companies
The Funds may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity securities issued by a corporate issuer.  The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets.  IPO securities are subject to market risk and liquidity risk.  The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors.  A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase.  Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small.  The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow.  In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

The Floating Rate Fund may also invest in unseasoned companies that have been in operation less than three years, or are in the early stages of development, or are in new and emerging industries where the opportunity for rapid growth is expected to be above average.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. Investments in unseasoned companies are more speculative and entail greater risk than investments in companies with an established operating record.

Investment Companies
The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions and for temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, the Fund’s shareholders indirectly will bear such Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

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The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by a Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired fund shares (or the Advisor must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to the limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs that focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs’ issuers only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETFs’ issuers.

Master Limited Partnerships
The Funds may invest in publicly traded Master Limited Partnerships (“MLPs”).  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

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Borrowing
Subject to the limitations described under “Investment Restrictions” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes such as leverage.  Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.  This borrowing may be secured or unsecured.  Provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes.  Any borrowings for temporary-administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells holdings at that time.  Borrowing, like other forms of leverage, will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any.  The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Repurchase Agreements
Each Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, a Fund may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

Reverse Repurchase Agreements
Each Fund may enter into reverse repurchase agreements without limit as part of its investment strategy.  Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when the Advisor believes it will be advantageous to the Funds.  Each Fund will establish a segregated account with the Trust’s custodian bank in which each Fund will maintain cash or cash equivalents or other portfolio securities equal in value to such Fund’s obligations in respect of reverse repurchase agreements.  Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

Short Sales
The Funds may make short sales of securities.  In a short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, the Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  The Fund is also required to segregate or earmark liquid assets on its books or hold an offsetting position to cover its obligation to return the security.

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Short sales by a Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Loan Assignments and Participations
The Funds will purchase secured and unsecured corporate loans primarily through assignments. The Funds may also purchase such loans through participations.  When a Fund buys a loan through an assignment, it becomes a direct lender to the issuer of such loan, is granted rights under the loan agreement, and assumes only the credit risk associated with the issuer.  Loan participations, on the other hand, represent only a right to participate in the repayment of the loan by the corporate borrower. In purchasing participations, the Fund will have a contractual relationship only with the selling institution, and not the corporate borrower.  This means the Fund assumes the credit risk of both the corporate borrower and the selling institution.  Additionally, the Fund generally will have no right to directly enforce compliance by the borrower with the terms of the commercial loan, nor any rights of set-off against the borrower, nor will it have the right to object to certain changes to the loan agreement agreed to by the selling institution.

Interest Rate Swaps
The Short Duration Fund may enter into interest rate swaps for hedging purposes. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified future dates. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.”  Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows.  Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different.  Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely.  For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives.  Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

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Currency Swaps
The Short Duration Fund may enter into currency swaps for hedging purposes. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.  The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest.  Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract.  Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect the value of currency swaps.

Short-Term, Temporary, and Cash Investments
The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Securities” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities by the particular country in which the issuer is located, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

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Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s, “Prime-1” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix A.

U.S. Government Securities
The Funds may invest in U.S. Government Securities.  The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, and by various instrumentalities (a government agency organized under federal charter with government supervision) which have been established or sponsored by the U.S. Government.  U.S. Treasury securities are backed by the full faith and credit of the United States.  Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.  If the securities are not backed by the full faith and credit of the United States, the investor must look principally to the government agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the government agency or instrumentality does not meet its commitment.

When-Issued Instruments
The Funds may purchase instruments on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the instrument is thereafter reflected in the Funds’ NAV.  During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds.  At the time of settlement, the market value of the instrument may be more or less than the purchase price.

Special Risks Related to Cyber Security
The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of a Fund or its service providers may adversely impact a Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and a Fund to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which a Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

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INVESTMENT RESTRICTIONS

The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (This restriction does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except in an amount not to exceed 33 1/3% of the value of its total assets, as permitted under the 1940 Act.

3.
Issue senior securities, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contracts or repurchase transactions, or except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry.  (This restriction does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

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3.
Make any change to its investment policy of investing at least 80% of its net assets in investments suggested by its name without first providing its shareholders with at least 60 days’ prior written notice.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Funds’ portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

The following table provides the Funds’ portfolio turnover rates for the fiscal periods shown:

	Fiscal Period Ended September 30,
	2016	2015
Short Duration Fund	53%	57%
Floating Rate Fund	60%	70%(1)
 (1)  The Floating Rate Fund commenced operations on October 15, 2014.  The portfolio turnover rate shown is for the period October 15, 2014 through September 30, 2015.

PORTFOLIO HOLDINGS POLICY

The Advisor and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to each Fund’s shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Additionally, each Fund’s top-five holdings are posted within ten business days after each month end on the Funds’ website, www.shenkmancapital.com/mutual-funds/.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about each Fund’s portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

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•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, the Advisor, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Schiff Hardin LLP (“Schiff Hardin”) and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Additionally, non-public portfolio holdings are disclosed daily or periodically, in either case with no lag, to the following service providers for the sole purpose of assisting the Advisor in carrying out its responsibilities for the Fund: (a) FactSet Research Systems Inc., (b) Markit thinkFolio Ltd., (c) Electra Information Systems, Inc. (d) Advent Software, Inc., (e) SWIFT, (f) Markit WSO Corporation, (g) Kynex, Inc., and (h) Omgeo LLC.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and their shareholders and if no material conflict of interest exists regarding such disclosure between shareholders’ interests and those of the Advisor, Distributor or any affiliated person of the Funds.  No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

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MANAGEMENT

The overall management of the Trust’s business and affairs is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 70) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).
George J. Rebhan (age 82) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 77) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Raymond B. Woolson (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term* since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	2
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 15 portfolios), DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present; Independent Trustee, DoubleLine Equity Funds from 2010 to 2016.

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine(4) (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present); Manager, U.S. Bancorp Fund Services, LLC (1998 to present).	2
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Director, U.S. Bancorp Fund Services, Ltd. and U.S. Bancorp Fund Services, Limited, 2013 to present; Director, Quintillion Limited, 2013 to present.

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Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present); Manager, U.S. Bancorp Fund Services, LLC (1998 to present).
Douglas G. Hess (age 49) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 55) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin J. Hayden (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Michael L. Ceccato (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President and Chief Fund Compliance Officer, U.S. Bancorp Fund Services, LLC and Vice President, U.S. Bank N.A. (February 2008 to present).
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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeanine M. Bajczyk, Esq. (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since September 2015.	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).
Emily R. Enslow, Esq. (age 30) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Secretary	Indefinite term since September 2015.
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013 – present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she  dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of December 31, 2016, the Trust was comprised of 46 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to-day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
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Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes.  The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Raymond B. Woolson.  Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products.  Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.
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Board Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks.  The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.   The Audit Committee met one time with respect to the Funds during the fiscal year ended September 30, 2016.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC Committee meets only as necessary and did not meet with respect to the Funds during the fiscal year ended September 30, 2016.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. Wofford is the Chairman of the Nominating Committee.

The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet with respect to the Funds during the fiscal year ended September 30, 2016.
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Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
No Trustee owned shares of the Funds as of the calendar year ended December 31, 2016.

As of December 31, 2016, neither the Independent Trustees nor members of their immediate family own securities beneficially or of record in the Advisor, the Distributor, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Compensation
Effective January 1, 2017, the Independent Trustees each receive an annual retainer of $88,000 allocated among each of the various portfolios comprising the Trust, an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Prior to January 1, 2017, the annual retainer was $80,000.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended September 30, 2016.

	Aggregate Compensation from the Shenkman Short Duration High Income Fund(1)	Aggregate Compensation from the Shenkman Floating Rate Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Independent Trustee
Gail S. Duree	$2,392	$2,752	None	None	$5,144
Donald E. O’Connor(3)	$611	$727	None	None	$1,338
George J. Rebhan	$2,504	$2,880	None	None	$5,384
George T. Wofford	$2,281	$2,624	None	None	$4,905
Raymond B. Woolson(4)	$1,670	$1,896	None	None	$3,566
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Aggregate Compensation from the Shenkman Short Duration High Income Fund(1)	Aggregate Compensation from the Shenkman Floating Rate Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Interested Trustee
Joe D. Redwine	$0	$0	None	None	$0
(1)	For the Funds’ fiscal year ended September 30, 2016.
(2)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal year ended September 30, 2016, aggregate Independent Trustees’ fees for the Trust were $425,500.

(3)	Mr. O’Connor retired from the Trust effective January 15, 2016.
(4)	Effective January 1, 2016, Mr. Woolson was appointed to the position of Independent Trustee.

CODES OF ETHICS

The Trust, the Advisor and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of each Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Policies and a record of each proxy voted by the Advisor on behalf of each Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.  A copy of the Advisor’s Proxy Voting Policy can be found in Appendix B.

The Trust is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-855-215-1200 and on the SEC’s website at www.sec.gov.
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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.  For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and jurisdiction under the laws of which the control person is organized.  As of December 31, 2016 the following Class A, Class C, Class F and Institutional Class shareholders were considered to be either a control person or principal shareholder of the Funds:

Floating Rate Fund – Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
NFS, LLC FBO The Northern Trust Company P.O. Box 92956 Chicago, IL 60675-2956	N/A	N/A	19.32%	Record
Lerner Master Fund, LLC Delaware, LLC 126 5th Avenue, Floor 9 New York, NY 10011-5624	N/A	N/A	14.92%	Beneficial
MAC & CO C/O Bank of New York Mellon 500 Grant Street Pittsburgh, PA 15219-2502	N/A	N/A	13.61%	Record
Laborers District Council & Contractors Pension Fund of Ohio 800 Hillsdowne Road Westerville, OH 43081-3302	N/A	N/A	11.94%	Beneficial
Morgan Lewis & Bockius LLP Cash Balance Plan 1701 Market Street Philadelphia, PA 19103-2903	N/A	N/A	10.05%	Record
National University 11355 N. Torrey Pines Road La Jolla, CA 92037-1013	N/A	N/A	7.83%	Beneficial
BSA Commingled Endowment Fund LP 1325 W. Walnut Hill Lane Irving, TX 75038-3008	N/A	N/A	6.90%	Beneficial

Short Duration Fund – Class A
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Merrill Lynch Pierce Fenner FBO Sole Benefit of its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	Merrill Lynch & Co., Inc.	DE	40.72%	Record
Charles Schwab & Co, Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	27.25%	Record
UBS WM USA Special Custody Account 1000 Harbor Boulevard Weehawken, NJ 07086-6761	N/A	N/A	10.37%	Record
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Short Duration Fund – Class C
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Merrill Lynch For Sole Benefit of its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	Merrill Lynch & Co., Inc.	DE	53.35%	Record
UBS WM USA 1000 Harbor Boulevard Weehawken, NJ 07086-6761	UBS Americas Inc.	DE	46.59%	Record

Short Duration Fund – Class F
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS WM USA Special Custody Account 1000 Harbor Boulevard Weehawken, NJ 07086-6761	UBS Americas Inc.	DE	53.15%	Record
Merrill Lynch For Sole Benefit of its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	Merrill Lynch & Co., Inc.	DE	45.02%	Record

Short Duration Fund – Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	30.70%	Record
NFS LLC FEBO P.O. Box 92956 Chicago, IL 60675-2956	N/A	N/A	30.63%	Record
MAC & CO Attn: Mutual Funds 500 Grant Street Pittsburgh, PA 15219-2502	N/A	N/A	14.49%	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	N/A	N/A	6.36%	Record
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The Floating Rate Fund’s Class A, C and F shares had not commenced operations as of December 31, 2016 and therefore no control persons or principal shareholders are shown for those classes.

Management Ownership Information.  As of December 31, 2016, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of the Funds.

THE FUNDS’ INVESTMENT ADVISOR

Shenkman Capital Management, Inc., 461 Fifth Avenue, 22nd Floor, New York, New York 10017, acts as investment advisor to each Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Mark R. Shenkman is a control person of the Advisor through his controlling ownership interest in the Advisor and is a portfolio manager of the Funds.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 0.55% of the Short Duration Fund’s average daily net assets and 0.50% of the Floating Rate Fund’s average daily net assets.  The Advisor oversees the investment advisory services provided to the Funds.  For the fiscal period indicated below, the Short Duration Fund paid the following management fees to the Advisor:

Short Duration Fund
Fiscal Year Ended September 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2016	$846,534	$368,819	$0	$477,715
2015	$494,750	$345,681	$0	$149,069
2014	$206,551	$206,551	$0	$0

Floating Rate Fund
Fiscal Period Ended September 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2016	$1,331,281	$448,779	$0	$882,502
2015(1)	$1,253,728	$442,934	$0	$810,794
(1)	The Floating Rate Fund commenced operations on October 15, 2014.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.
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In addition to the management fees payable to the Advisor, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the SAI of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of each Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends  on securities sold short, and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Advisor in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Advisor from the applicable Fund, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the applicable Fund’s payment of current ordinary operating expenses.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS” or the “Administrator”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.  Additionally, the Administrator provides Chief Compliance Officer (“CCO”) services to the Trust under a separate agreement.  The cost of the CCO services is charged to the Fund and approved by the Board annually.
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Pursuant to the Administration Agreement, as compensation for its services, for the fiscal year ended September 30, 2016, the Short Duration Fund paid $271,074 for fund administration and fund accounting services and the Floating Rate Fund paid $345,612 in fund administration and fund accounting services to USBFS as Administrator.

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York 10103, serves as legal counsel to the Trust.  Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO MANAGERS

The Floating Rate Fund is managed by Mark R. Shenkman, Justin W. Slatky, David H. Lerner and Jeffrey Gallo and the Short Duration Fund is managed by Mark R. Shenkman, Justin W. Slatky, Nicholas Sarchese, Steven N. Schweitzer and Jordan Barrow.   The following tables show the number of other accounts (not including the Funds) managed by each portfolio manager and the total assets in the accounts managed within various categories as of September 30, 2016.

Mark R. Shenkman
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	5	$2,866,204,814	0	$0
Other Pooled Investments	29	$9,614,124,823	11	$3,632,808,757
Other Accounts	173	$18,046,110,165	2	$139,444,673
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Justin W. Slatky
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	5	$2,866,204,814	0	$0
Other Pooled Investments	29	$9,614,124,823	11	$3,632,808,757
Other Accounts	173	$18,046,110,165	2	$139,444,673

David H. Lerner
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	1	$154,318,527	0	$0
Other Pooled Investments	10	$3,227,476,738	8	$3,034,863,792
Other Accounts	13	$2,371,029,367	0	$0

Jeffrey Gallo
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	1	$154,318,527	0	$0
Other Pooled Investments	10	$3,227,476,738	8	$3,034,863,792
Other Accounts	13	$2,371,029,367	0	$0

Nicholas Sarchese
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	5	$1,929,766,375	0	$0
Other Accounts	8	$1,119,699,822	0	$0
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Steven N. Schweitzer
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	1	$1,919,619,899	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	29	$6,185,081,125	0	$0

Jordan Barrow
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	3	$792,266,388	0	$0
Other Pooled Investments	4	$330,301,053	0	$0
Other Accounts	45	$239,485,693	0	$0

Advisor Material Conflicts of Interest.  As a general matter, the Advisor attempts to minimize its conflicts of interest. To that end, it has implemented policies and procedures for the identification of conflicts of interest. In accordance with this policy, the Advisor has identified certain potential conflicts of interest in connection with its management of the Funds.

A potential conflict of interest may arise as a result of the Advisor’s management of other accounts that have varying investment guidelines. The Advisor adheres to a systematic process for the approval, allocation and execution of trades. The Advisor allocates investment opportunities among client accounts with similar investment objectives fairly over time.  Because of the differences in client investment objectives and strategies, risk tolerances, tax status and other criteria, there may, however, be differences among clients in invested positions and securities held. Moreover, the Advisor may purchase a security for one client account while appropriately selling that same security for another client account.  Certain accounts managed by the Advisor may also be permitted to sell securities short. Accordingly, the Advisor and its team members may take short positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are held long in client accounts. When the Advisor or its team members engage in short sales of securities, they could be seen as harming the performance of one or more clients, including the Funds, for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, the Advisor and its team members may take long positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are sold out of client accounts. The Advisor also acts as investment manager to companies that have, or may in the future have, non-investment grade securities outstanding, and may purchase these securities for its client accounts, including for the Funds. Additionally, the Advisor is not precluded from investing in securities of a company held in some of its client accounts in which such other of its clients have senior or subordinated rights relative to the other, or vice versa.
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From time to time, the Advisor may have arrangements with brokers and/or affiliates of brokers who may recommend the Advisor’s products or services to their respective clients (in such capacity, “Sponsors/Consultants”). Generally, the Advisor does not compensate Sponsors/Consultants in connection with any such arrangements (to the extent it does compensate Sponsors/Consultants, the terms of such arrangements are disclosed in accordance with Rule 206(4)-3 under the Investment Advisers Act of 1940). A conflict of interest may arise because the Advisor may execute securities transactions on behalf of its clients, including the Funds, through brokers who are, or who have affiliates who are, Sponsors/Consultants. As a fiduciary, the Advisor has an obligation to obtain best execution for its clients. The allocation of transactions to brokers who are (or that have affiliates who are) Sponsors/Consultants is subject at all times to the Advisor’s obligation to obtain best execution under the circumstances. The Advisor’s chief compliance officer periodically monitors its arrangements with Sponsors/Consultants and trading activity with brokers who are (or who have affiliates who are) Sponsors/Consultants to ensure the Advisor has obtained best execution in accordance with its policies and procedures.

From time to time, it may be appropriate for the Advisor to aggregate client orders for the purchase or sale of securities. The Advisor engages in this practice to achieve more favorable execution prices for clients by buying and selling securities in greater quantities. In aggregating client orders for securities, including any orders placed for private investment vehicles, the Advisor will ensure that no investment advisory client will be favored over any other investment advisory client, and each client that participates in an aggregated order shall participate on an average price basis for the Advisor’s transactions in that security on a relevant day and transaction costs (if any) shall be shared pro rata based on each client’s participation in the transaction.

The Advisor permits its team members to trade securities for their own accounts. Investment personnel, through their position with the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients. Thus, the Advisor has an obligation to assure that its team members do not “front-run” trades for clients or otherwise favor their own accounts.  To that end, the Advisor maintains a personal trading policy that includes pre-clearance procedures that require team members to preclear trades in securities of all companies, as well as shares of mutual funds for which the Advisor acts as adviser or sub-adviser. The Advisor may also receive performance fees from certain client accounts, manage client accounts that are charged performance-based compensation and accounts that are charged only an asset-based fee (i.e., a non-performance based fee). In addition, certain client accounts may have higher asset-based fees or more favorable performance-based compensation arrangements than other accounts. When the Advisor and its investment personnel manage more than one client account a potential exists for one client account to be favored over another client account. The Advisor and its investment personnel have a greater incentive to favor client accounts that pay it (and indirectly certain investment personnel) performance-based compensation or higher fees, particularly with respect to “new issue” investments.  The Advisor believes that if it charges a performance fee on accounts that receive new issues, the Advisor may have a potential conflict of interest in allocating new issues to these accounts.  The Advisor maintains an allocation policy and its chief compliance officer oversees a periodic review of new issue allocations to ensure that they are being allocated among all eligible accounts in a fair and equitable manner.

The Advisor may also execute transactions between or among client accounts (including rebalancing trades between client accounts) by executing simultaneous purchase and sale orders for the same security. Even in situations where the Advisor believes there is no disadvantage to its clients, these “cross trade” transactions may nonetheless create an inherent conflict of interest. When engaging in cross transactions, the Advisor acts in good faith to ensure such transactions are fair and in the best interests of all participating client accounts.
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Portfolio Managers’ Compensation.  Messrs. Shenkman, Slatky, Lerner and Gallo serve as co-portfolio managers for the Floating Rate Fund.  Messrs. Shenkman, Slatky, Sarchese, Schweitzer and Barrow serve as co-portfolio managers for the Short Duration Fund.  Each portfolio manager receives a fixed base salary and an annual bonus predicated on individual and firm performance. They are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. Their compensation is not based on the performance of a Fund or the value of assets held in its portfolio.

Securities Owned in the Funds by the Portfolio Managers.  As of September 30, 2016, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Floating Rate Fund
Mark R. Shenkman	None
Justin W. Slatky	None
David H. Lerner	$10,001 - $50,000
Jeffrey Gallo	None
Short Duration Fund
Mark R. Shenkman	$100,001 - $500,000
Justin W. Slatky	$50,001 - $100,000
Nicholas Sarchese	$100,001 - $500,000
Steven N. Schweitzer	$10,001 - $50,000
Jordan Barrow	$10,001 - $50,000

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the FINRA and the SEC.
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While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Funds are made “pari passu” with those of other client accounts or pooled investment vehicles managed or advised by the Advisor.  It is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or pooled investment vehicles.  In such event, the position of the Funds and such client account(s) or pooled investment vehicles in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or pooled investment vehicles seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or pooled investment vehicles simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts or pooled investment vehicles in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this methodology could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

Since the Short Duration Fund’s commencement of operations on October 31, 2012, the Fund has not paid brokerage commissions through the fiscal year ended September 30, 2016.  Additionally, the Advisor did not direct the Fund’s brokerage transactions to a broker because of research services during the Fund’s fiscal year ended September 30, 2016.  The Floating Rate Fund paid neither brokerage commissions nor brokerage firms for research services for the fiscal year ended September 30, 2016.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would participate pro rata in the net assets of the Fund available for distribution to shareholders.
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With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund offers Class A, Class C, Class F and Institutional Class shares; however, the Class A, C, and F shares of the Floating Rate Fund are not currently available for purchase.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Funds directly from the Funds or from securities brokers, dealers or financial intermediaries (“Financial Intermediary,” collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  Each Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of a Fund.  Financial Intermediaries may be authorized by the Fund’s principal underwriter to designate other brokers and financial intermediaries to accept orders on the Fund’s behalf.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the New York Stock Exchange (“NYSE”) is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  An order is deemed to be received when a Fund, a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee accepts the order. The public offering price of Fund shares is the NAV per share, plus any applicable sales charge.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your purchase request in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your purchase request in good order before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Fund.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.  An order is deemed to be received when a Fund, a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee accepts the order.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.
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The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Funds and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities or loans (instead of cash).  The securities or loans so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities or loans to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.
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Sales Charges and Dealer Reallowance
Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to a Rule 12b-1 fee (or distribution and service fee) at an annual rate of up to 0.25% of average daily net assets and a shareholder servicing plan fee at an annual rate of up 0.10% of average daily net assets, each assessed against the shares of the Funds.

If you purchase Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $100,000	3.00%	3.09%	3.00%
$100,000 to $499,999	2.50%	2.56%	2.50%
$500,000 to $999,999	1.25%	1.27%	1.25%
$1 million and more	0.00%	0.00%	0.00%(2)
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a contingent deferred sales load of  up to 1.00% of the value of the Class A shares when they were purchased, unless the dealer of record waived its commission.

Breakpoints/Volume Discounts and Sales Charge Waivers

Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 30 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Transfer Agent will hold in escrow shares equal to approximately 3.00% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  For example, an investor has $75,000 to invest in a Fund, but intends to invest an additional $2,000 per month for the next 13 months for a total of $101,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 2.50% rather than 3.00%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the Funds will charge the higher sales load retroactively.

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•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of a Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $55,000 investment in a Fund, which was sold with a 3.00% front-end load.  The investor intends to open a second account and purchase $50,000 of a Fund.  Using ROA, the new $50,000 investment is combined with the existing $55,000 investment to reach the $100,000 breakpoint, and the sales charge on the new investment is 2.50% (rather than the 3.00% for a single transaction amount).

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in a Fund, and previous investments you and your primary household group have made in the Funds, provided your investment was subject to a sales charge.  (Your “primary household group” includes those family members living in the same household as you, such as your spouse, domestic partner, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation;

The following accounts are not eligible to be included in determining ROA eligibility;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge.  The Funds’ Advisor reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
○	The Trust;
○	The Advisor and its affiliates; and
○	Immediate family members of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Advisor and its affiliates.

•	Current employees of:
○	The Transfer Agent;
○	Broker-dealers who act as selling agents for the Funds/Trust; and
○	Immediate family members of any of the above living in the same household.
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•
Qualified registered investment advisers who buy through a broker-dealer or service agent who have entered into an agreement with the Funds’ distributor that allows for load-waived Class A shares purchases.

•	Qualified broker-dealers who have entered into an agreement with the Funds’ distributor that allows for load-waived Class A shares purchases.

•	The Advisor’s clients, their employees and immediate family members of such employees.

The Funds also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Class C Shares.  You can buy Class C shares of the Funds at a Fund’s offering price, which is the NAV without an up-front sales charge.  If you sell (redeem) your Class C shares within 18 months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the 18-month holding period is the first day of the month in which the purchase was made.  The Funds will use the first-in, first-out (“FIFO”) method when taking the CDSC.

Investments of $1 million or more for purchase into Class C shares will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A shares.

Waiving Your CDSC.  The Funds reserve the right to waive the CDSC for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.

•
The Transfer Agent will waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans.  (See your retirement plan information for details.)

•
The Transfer Agent will waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares.  (“Disabled” is defined in Internal Revenue Code Section 72(m)(7)).

•	The Transfer Agent will waive the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect a Fund liquidation.

•	The Transfer Agent will waive the CDSC if the dealer of record waived its commission with the Trust’s or Advisor’s approval.
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The Trust also reserves the right to enter into agreements that reduce or eliminate the CDSC for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.  You must notify the Funds or your financial intermediary if you are eligible for these sales charge waivers at the time of your transaction.

Conversions
You may be able to convert your shares of a Fund to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met, including that you meet the then-applicable eligibility requirements for investment in the class into which you wish to convert your shares.  This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Advisor or the Distributor specific for this purpose.  Generally, Class A shares and Class C shares are not eligible for conversion until the applicable CDSC period has expired.  Please contact your financial intermediary for additional information.  Not all share classes are available through all intermediaries.

If you wish to convert your shares of a Fund to a different share class of the same Fund, you must contact the Fund at 1-855-SHENKMAN (1-855-743-6562) or contact your financial intermediary.  The conversion will occur at respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by a Fund.  Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values.  Your total value of the initially held shares, however, will equal the total value of the converted shares.  Please contact your financial intermediary about any fees that it may charge.  A conversion from Class A, Class C or Class F shares of a Fund to Institutional Class shares of a Fund, and a conversion from Class A or Class C shares of a Fund to Class F shares of a Fund, is not expected to result in realization of a capital gain or loss for federal income tax purposes.

DETERMINATION OF SHARE PRICE

The NAV of each Fund is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV is calculated by adding the value of all securities and other assets attributable to a Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
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Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Funds anticipate that their portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

An option that is written or purchased by a Fund shall be valued using composite pricing via the National Best Bid and Offer quotes.  Composite pricing looks at the last trade on the exchange where the option is traded.  If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  For options where market quotations are not readily available, fair value shall be determined by the Trust’s Valuation Committee.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Distributions from net investment income will generally be made monthly and distributions from net profits from the sale of securities are generally made annually.  Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.
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Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, has elected and intends to continue to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes in any year.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes in every year.  To avoid the nondeductible 4% Federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 of such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or its shareholders.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  Each Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  Each Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Net investment income generally consists of interest and dividend income, less expenses.  Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.  Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of the Fund in future years.  At September 30, 2016, the Floating Rate Fund had tax basis capital losses to offset future gains of $454,998 and $957,705 for long-term and short-term capital loss carryover, respectively.   At September 30, 2016, the Short Duration Fund had $467,245 and $200,617 for long-term and short-term capital loss carryover, respectively.  Also at September 30, 2016, the Floating Rate Fund deferred, on a tax basis, post-October losses of $4,622,378 and the Short Duration Fund deferred, on a tax basis, post-October losses of $2,136,066.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.
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Long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder held his or her Fund shares.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions generally are taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.  Investors should consider that the price of shares in a Fund may reflect the value of an upcoming dividend, which will be taxable to all shareholders of record even though it may represent a partial return of capital in an economic sense.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Funds with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether received in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.
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The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on a Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any applicable intergovernmental agreement, withholding under FATCA is required:  (i) generally with respect to distributions from a Fund; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds will not pay any additional amounts in respect of amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting each Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of a Fund and the applicability of any state, local or foreign taxation.  No rulings with respect to tax matters of the Funds will be sought from the Internal Revenue Service.  Schiff Hardin has expressed no opinion in respect of the foreign or tax information in the Prospectus.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

For the fiscal year ended September 30, 2016, the Short Duration Fund’s Class A paid $84,929 and Class C paid $52,953 in aggregate commissions for the sale of Fund shares, none of which were retained by the Distributor.  The Floating Rate Fund’s Class A and Class C had not commenced operations prior to the fiscal year end.
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RULE 12b-1 DISTRIBUTION AND SERVICE PLAN

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class C shares of the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% and 1.00% of the average daily net assets, respectively.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid by a Fund under the Plan are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ Class A and Class C shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of a Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of a Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to a Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to a Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding a Fund and providing other services to a Fund as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance the distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

The following table shows the dollar amounts by category allocated to the Short Duration Fund’s Class A shares and Class C shares for distribution-related expenses:

Class A Shares
Actual 12b-1 Expenditures Paid by the Short Duration Fund During the Fiscal Year Ended September 30, 2016
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$537
Payment to distributor	$6,400
Payment to dealers	$9,579
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$16,516

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Class C Shares
Actual 12b-1 Expenditures Paid by the Short Duration Fund During the Fiscal Year Ended September 30, 2016
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$1,005
Payment to distributor	$8,595
Payment to dealers	$73,444
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$83,044

As of the Funds’ fiscal year end, the Floating Rate Fund’s Class A shares and Class C shares had not yet commenced operations; therefore, no distribution and service related expenditures under the Plan were paid as of that date.

SHAREHOLDER SERVICING PLAN

Pursuant to a Shareholder Servicing Plan (the “Servicing Plan”) adopted by the Trust and established by the Funds with respect to Class A, Class C and Class F shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”).  Under the Servicing Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, the Class A, Class C and Class F shares each pay the Advisor a fee at an annual rate of up to 0.10% of the class’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.
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For the fiscal periods indicated, the Short Duration Fund paid the following Servicing Plan fees:

	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014
Class A	$6,606	$1,564	$2,036
Class C (1)	$8,304	$3,364	$478
Class F	$48,929	$19,777	$529
(1)  Commenced operations on January 28, 2014.

As of the Funds’ fiscal year end the Floating Rate Fund’s Class A, C and F shares had not yet commenced operations; therefore, no servicing plan fees were paid as of that date.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Funds or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds.  Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Advisor to certain Financial Intermediaries in connection with the eligibility of each Fund to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and Financial Intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor may pay for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Funds’ shares.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.
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FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal period ended September 30, 2016, is a separate document provided upon request and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.
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APPENDIX A

Commercial Paper Ratings

Moody’s Investors Service, Inc.
Short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services
Short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
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“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Corporate Bond Ratings

Moody’s Investors Service, Inc.
Long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services
“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
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“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
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“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.
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APPENDIX B

SHENKMAN CAPITAL MANAGEMENT, INC.

PROXY VOTING POLICY AND PROCEDURES

December 2016

Set forth below are the policies and procedures of the Advisor with respect to proxy voting. This statement does not attempt to describe every regulatory and compliance requirement applicable to proxy voting, but rather summarizes some of the issues involved and establishes general rules and procedures. Although this statement expressly addresses proxy voting, the policies and procedures set forth herein apply generally to any solicitation of votes with respect to holdings in a fully discretionary client account, such as, for example, the solicitation of the consent of the holders of fixed income securities to a proposed restructuring or a bank loan amendment.

I.             STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Advisor has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with this statement.

II.            PROXY VOTING PROCEDURES

(a)
The Advisor will instruct each custodian for a discretionary client account to deliver to the Advisor all proxy solicitation materials received with respect to the account. The Advisor will review the securities held in its discretionary client accounts on a regular basis to confirm that it receives copies of all proxy solicitation materials concerning such securities. The Advisor will vote all proxies on behalf of discretionary client accounts after carefully considering all proxy solicitation materials and other information and facts it deems relevant. A Portfolio Manager will make all voting decisions on behalf of a discretionary client account based solely on his/her determination of the best interests of that account. The Advisor will use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

(b)	All proxies received by the Advisor will be sent to the Portfolio Administration Department for processing as follows:

(1)	maintain a record of each proxy received;

(2)	determine which accounts managed by the Advisor hold the security to which the proxy relates;

(3)
forward the proxy to a Portfolio Manager together with a list of accounts that hold the security, the number of votes each account controls (reconciling any duplications), and the date by which the Advisor must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer via the custodian prior to the vote taking place;

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(4)
absent material conflicts (see Section IV), a Portfolio Manager will determine how the Advisor should vote the proxy. The Portfolio Manager will send its decision on how the Advisor will vote a proxy to the Portfolio Administration Department, which will be responsible for making sure the proxy has been completed and returned to issuer and/or the custodian in a timely and appropriate manner.

The Advisor’s General Counsel shall monitor the firm’s processing of proxy statements to assure that all proxy statements are handled and processed in accordance with this statement. The General Counsel will designate one or more team members of the firm to be responsible for insuring that all proxy statements are received and that the Advisor responds to them in a timely manner.

III.           VOTING GUIDELINES

The Advisor will review all proxy solicitation materials it receives concerning securities held in a discretionary client account. The Advisor will evaluate all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when the Advisor considers it appropriate and when it is reasonably available.

In the absence of specific voting guidelines from the client, the Advisor will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Advisor believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Generally, the Advisor will vote FOR a proposal when it believes that the proposal serves the best interests of the discretionary client account whose proxy is solicited because, on balance, the following factors predominate:

(a)	the proposal has a positive economic effect on shareholder value;

(b)	the proposal poses no threat to existing rights of shareholders;

(c)	the dilution, if any, of existing shares that would result from approval of the proposal is warranted by the benefits of the proposal; and

(d)	the proposal does not limit or impair accountability to shareholders on the part of management and the board of directors.

Generally, the Advisor will vote AGAINST a proposal if it believes that, on balance, the following factors predominate:

(a)	the proposal has an adverse economic effect on shareholder value;

(b)	the proposal limits the rights of shareholders in a manner or to an extent that is not warranted by the benefits of the proposal;

(c)	the proposal causes significant dilution of shares that is not warranted by the benefits of the proposal;

(d)	the proposal limits or impairs accountability to the shareholders on the part of management or the board of directors; or
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(e)	the proposal is a shareholder initiative that the Advisor believes wastes time and resources of the company or reflects the grievance of one individual.

The Advisor will ABSTAIN from voting proxies when it believes that it is appropriate.  Usually, this occurs when the Advisor believes that a proposal will not have a material effect on the investment strategy it pursues for its discretionary client accounts.

IV.          CONFLICTS OF INTEREST

Due to the size and nature of the Advisor’s operations and its limited affiliations in the securities industry, the Advisor does not expect that material conflicts of interest will arise between it and a discretionary client account over proxy voting. The Advisor recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Advisor or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or reappointment as a director of a company. If a material conflict of interest arises, the Advisor will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Under no circumstances will the Advisor place its own interests ahead of the interests of its discretionary client accounts in voting proxies.

If the Advisor determines that the proxy voting policies do not adequately address a material conflict or interest related to a proxy, the Advisor will provide the affected client with copies of all proxy solicitation materials received by the Advisor with respect to that proxy, notify that client of the actual or potential conflict of interest, and of the Advisor’s intended response to the proxy request (which response will be in accordance with the policies set forth in this statement), and request that the client consent to the Advisor’s intended response. If the client consents to the Advisor’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, the Advisor will vote the proxy as described in the notice. If the client objects to the Advisor’s intended response, the Advisor will vote the proxy as directed by the client.

V.            DISCLOSURE

(a)
The Advisor will disclose in its Form ADV, Part 2A that clients may contact the Advisor (via e-mail or telephone) in order to obtain information on how the Advisor voted such client’s proxies, and to request a copy of this statement. If a client requests this information, the Advisor will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (i) the name of the issuer; (ii) the proposal voted upon, and (iii) how the Advisor voted the client’s proxy.

(b)
A concise summary of this statement will be included in the Advisor’s Form ADV, Part 2A, and will be updated whenever these policies and procedures are updated. The Advisor will arrange for a copy of this summary to be sent to all existing clients as part of its annual distribution of its Form ADV, Part 2A.

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VI.           RECORDKEEPING

The Advisor will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for six (6) years from the end of the fiscal year during which the last entry was made on a record, with the three (3) immediately preceding calendar years plus the current calendar year-to-date in an appropriate office of the Advisor. Records of the following will be included in the files:

(a)	copies of these proxy voting policies and procedures, and any amendments thereto;

(b)
a copy of each proxy statement that it receives; provided, however, that the Advisor may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

(c)	a record of each vote that the Advisor casts;

(d)	a copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision; and

(e)
a copy of each written client request for information on how the Advisor voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

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PART C
Shenkman Floating Rate High Income Fund
Shenkman Short Duration High Income Fund
OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement (Short Duration Fund) dated October 30, 2012, was previously filed with Post-Effective Amendment No. 460 to the Registration Statement on Form N-1A on October 30, 2012, and is incorporated herein by reference.

(i)
Amended Schedule A (Floating Rate Fund) dated June 20, 2014, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 617 to the Registration Statement on Form N-1A on October 10, 2014, and is incorporated herein by reference.

(e)
Distribution Agreement (Short Duration Fund) dated September 20, 2012, was previously filed with Post Effective Amendment No. 460 to the Registration Statement on Form N-1A on October 30, 2012, and is incorporated herein by reference.

(i)
First Amendment (Floating Rate Fund) dated June 20, 2014, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 617 to the Registration Statement on Form N-1A on October 10, 2014, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement (Short Duration Fund) dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment (Floating Rate Fund) dated June 20, 2014, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 617 to the Registration Statement on Form N-1A on October 10, 2014, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment (Short Duration Fund) dated September 20, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 460 to the Registration Statement on Form N-1A on October 30, 2012, and is herein incorporated by reference.

(B)
Amendment (Floating Rate Fund) dated June 20, 2014, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 617 to the Registration Statement on Form N-1A on October 10, 2014, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment (Short Duration Fund) dated September 20, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 460 to the Registration Statement on Form N-1A on October 30, 2012, and is incorporated herein by reference.

(C)
Amendment (Floating Rate Fund) dated June 20, 2014, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 617 to the Registration Statement on Form N-1A on October 10, 2014, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment (Short Duration Fund) dated September 20, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 460 to the Registration Statement on Form N-1A on October 30, 2012, and is incorporated herein by reference.

(B)
Amendment (Floating Rate Fund) dated June 20, 2014, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 617 to the Registration Statement on Form N-1A on October 10, 2014, and is incorporated herein by reference.

(C)
Amendment (Floating Rate and Short Duration Fund) dated October 15, 2014, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 691 to the Registration Statement on Form N-1A on January 27, 2016, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement dated March 15, 2013, was previously filed with Post-Effective Amendment No. 508 to the Registration Statement on Form N-1A on May 16, 2013, and is incorporated herein by reference.

(A)
Amended Schedule A dated September 17, 2015, to the Amended and Restated Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 674 to the Registration Statement on Form N-1A on November 9, 2015, and is incorporated herein by reference.

(v)	Power of Attorney

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014 was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(C)
Power of Attorney (Woolson) dated January 15, 2016, was previously filed with the Post-Effective Amendment No. 689 to the Trust’s Registration Statement on Form N-1A on February 12, 2016, and is incorporated herein by reference.

(vi)
Amended and Restated Shareholder Servicing Plan (Short Duration Fund) dated March 15, 2013, was previously filed with Post-Effective Amendment No. 508 to the Registration Statement on Form N-1A on May 16, 2013, and is incorporated by reference.

(vii)
Shareholder Servicing Plan (Floating Rate Fund) dated October 23, 2015, was previously filed with Post-Effective Amendment No. 674 to the Registration Statement on Form N-1A on November 9, 2015, and is incorporated herein by reference.

(i)	Legal Opinion

(i)
Opinion of Counsel (Short Duration Fund) dated October 29, 2012, was previously filed with Post-Effective Amendment No. 460 to the Registration Statement on Form N-1A on October 30, 2012, and is incorporated herein by reference.

(ii)
Opinion of Counsel (Floating Rate Fund) dated October 10, 2014, was previously filed with Post-Effective Amendment No. 617 to the Registration Statement on Form N-1A on October 10, 2014, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Distribution and Service Plan (Rule 12b-1 Plan) (Short Duration Fund) was previously filed with Post-Effective Amendment No. 460 to the Registration Statement on Form N-1A on October 30, 2012, and is incorporated herein by reference.

(i)
Amended Schedule B to the Distribution and Service Plan (Rule 12b-1 Plan) (Floating Rate Fund) was previously filed with Post-Effective Amendment No. 674 to the Registration Statement on Form N-1A on November 9, 2015, and is incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Plan (Short Duration Fund) dated March 15, 2013, was previously file with Post-Effective Amendment 508 to the Trust’s Registration Statement on Form N-1A on May 16, 2013, and is incorporated herein by reference.

(i)
Amended Exhibit A (Floating Rate Fund) to the Amended and Restated Rule 18f-3 Plan was previously filed with Post-Effective Amendment No. 674 to the Registration Statement on Form N-1A on November 9, 2015, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated March 2014 was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)	Code of Ethics for Advisor dated December 2015 – filed herewith.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Advisor (Shenkman Capital Management, Inc.), the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-25180), dated September 28, 2015.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Manager Directed Portfolios
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Bridge Builder Trust	Monetta Trust
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Brookfield Investment Funds	Oaktree Funds
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
CG Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
GoodHaven Funds Trust	Stone Ridge Trust V
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers

Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street EWM Funds Trust
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

 (c) Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Shenkman Capital Management, Inc. 461 Fifth Avenue, 22nd Floor New York, NY 10017-6283
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 750 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 750 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of January, 2017.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 750 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	January 27, 2017
Gail S. Duree

George Rebhan*	Trustee	January 27, 2017
George Rebhan

George T. Wofford*	Trustee	January 27, 2017
George T. Wofford

Raymond B. Woolson*	Trustee	January 27, 2017
Raymond B. Woolson

Joe D. Redwine*	Trustee, Chairman and Chief	January 27, 2017
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	January 27, 2017
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	January 27, 2017
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		January 27, 2017
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j
Code of Ethics	EX.99.p.ii